UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2016

MFS® COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 68.3%
Asset-Backed & Securitized - 10.1%
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/2018	$40,695	$40,689
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	727,397	727,188
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/2022 (n)	197,751	197,357
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	1,185,000	1,186,561
Babson Ltd., CLO, “A1”, FRN, 0.904%, 1/18/2021 (n)	90,006	89,291
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.806%, 2/21/2017	395,388	395,422
CarMax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/2018	27,245	27,241
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.592%, 3/15/2028 (n)	1,031,000	1,035,969
Chesapeake Funding LLC, “A”, FRN, 0.92%, 1/07/2025 (n)	462,539	462,404
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.97%, 2/07/2027 (n)	2,214,253	2,210,204
Chrysler Capital Auto Receivables Trust 2016-A, 1.47%, 4/15/2019 (n)	980,000	981,626
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	595,552	599,570
CNH Wholesale Master Note Trust, “A”, FRN, 1.081%, 8/15/2019 (n)	1,444,000	1,444,102
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	1,524,000	1,531,650
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	1,400,000	1,403,562
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.939%, 9/15/2039	381,613	392,626
CWCapital Cobalt Ltd., “A4”, FRN, 5.764%, 5/15/2046	543,782	558,907
DT Auto Owner Trust, 2016-2A, “A”, 1.73%, 8/15/2019 (n)	590,356	590,270
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (z)	850,000	849,593
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)	330,720	329,969
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/2019 (n)	466,889	467,122
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	621,794	620,503
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	447,823	448,532
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	983,438	990,686
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	406,000	413,822
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,602,000	1,637,256
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.881%, 1/15/2020	2,500,000	2,498,263
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.828%, 7/20/2019	1,700,000	1,695,615
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	1,299,119	1,299,808
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/2018 (n)	208,897	208,726
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	480,733	479,665
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.024%, 12/10/2027 (n)	522,132	521,980
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	920,000	923,433
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/2017	151,608	151,601
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)	1,061,369	1,061,380
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	741,439	741,576
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	712,207	722,010
Kingsland III Ltd., “A1”, CDO, FRN, 0.876%, 8/24/2021 (n)	166,642	166,600
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/2017 (n)	793,321	793,129
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.225%, 10/20/2026 (z)	747,605	744,295
Loomis, Sayles & Co., CLO, “A1”, FRN, 1%, 10/15/2027 (z)	951,150	945,982
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/2018	1,782,720	1,783,317
Mercedes-Benz Master Owner Trust, 2016-AA, “A, FRN, 1.061%, 5/15/2020 (n)	1,570,000	1,572,598
Motor PLC, 2014-1A, “A1”, FRN, 0.967%, 8/25/2021 (n)	28,368	28,361
Motor PLC, 2015-1A, “A1”, FRN, 1.087%, 6/25/2022 (n)	1,883,841	1,879,768
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.882%, 11/25/2025 (n)	378,933	378,933
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	511,773	511,773
Navient Student Loan Trust, 2016-AA , “A1”, FRN, 1.581%, 12/15/2025 (n)	554,418	556,207
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.156%, 6/25/2065 (z)	811,310	812,728
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	2,327,000	2,321,829
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.842%, 1/15/2020	1,140,000	1,136,013
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (z)	750,000	749,725

1

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Santander Drive Auto Receivable Trust, 2016-2A, “A2”, 1.38%, 7/15/2019	$600,000	$600,078
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	692,747	695,380
Suntrust Auto Receivables Trust, 0.99%, 6/15/2018 (n)	1,852,868	1,853,272
Sway Residential Trust, 2014-1, “A”, FRN, 1.782%, 1/17/2032 (n)	990,733	988,377
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/2017	451,297	451,229
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.732%, 5/17/2032 (n)	706,685	699,413
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (z)	1,880,000	1,880,470
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.831%, 7/22/2019 (n)	2,700,000	2,680,144
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	1,061,000	1,063,038
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/2023 (n)	484,432	483,751
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/2024 (n)	1,972,332	1,968,848

		$57,681,437
Automotive - 4.3%
American Honda Finance Corp., 1.6%, 7/13/2018	$2,000,000	$2,021,230
American Honda Finance Corp., FRN, 1.096%, 9/20/2017	460,000	461,423
Daimler Finance North America LLC, 2.4%, 4/10/2017 (n)	520,000	524,383
Daimler Finance North America LLC, 1.875%, 1/11/2018 (n)	1,300,000	1,311,073
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	2,750,000	2,765,238
Daimler Finance North America LLC, FRN, 1.316%, 8/01/2016 (n)	480,000	480,000
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	340,000	342,923
Ford Motor Credit Co. LLC, FRN, 1.18%, 9/08/2017	1,860,000	1,856,604
Ford Motor Credit Co. LLC, FRN, 1.604%, 1/09/2018	1,770,000	1,770,593
Hyundai Capital America, 2%, 3/19/2018 (n)	2,022,000	2,033,889
Hyundai Capital America, 2.4%, 10/30/2018 (n)	640,000	648,928
Nissan Motor Acceptance Corp., FRN, 1.34%, 9/26/2016 (n)	1,180,000	1,181,094
Nissan Motor Acceptance Corp., FRN, 1.231%, 3/03/2017 (n)	1,000,000	1,000,533
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,190,000	1,206,846
Toyota Motor Credit Corp., FRN, 1.069%, 1/17/2019	1,620,000	1,620,050
Volkswagen Group of America Finance LLC, 1.65%, 5/22/2018 (n)	1,900,000	1,898,691
Volkswagen Group of America Finance LLC, FRN, 1.023%, 5/23/2017 (n)	1,260,000	1,254,687
Volkswagen Group of America Finance LLC, FRN, 1.075%, 11/20/2017 (n)	1,500,000	1,485,329
Volkswagen International Finance N.V., 1.125%, 11/18/2016 (n)	570,000	569,881

		$24,433,395
Banks & Diversified Financials (Covered Bonds) - 0.4%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/2017 (n)	$1,000,000	$1,001,197
National Bank of Canada, 2.2%, 10/19/2016 (n)	1,060,000	1,062,862

		$2,064,059
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$371,000	$373,274

Brokerage & Asset Managers - 0.4%
Franklin Resources, Inc., 1.375%, 9/15/2017	$182,000	$182,782
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	1,402,000	1,465,341
NYSE Euronext, 2%, 10/05/2017	486,000	490,351

		$2,138,474
Business Services - 0.4%
Cisco Systems, Inc., FRN, 0.961%, 3/03/2017	$1,800,000	$1,803,046
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	450,000	461,555

		$2,264,601

2

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 1.3%
CF Industries, Inc., 6.875%, 5/01/2018	$1,487,000	$1,611,269
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	3,000,000	2,996,730
Dow Chemical Co., 8.55%, 5/15/2019	2,000,000	2,381,640
LyondellBasell Industries N.V., 5%, 4/15/2019	390,000	422,525

		$7,412,164
Computer Software - 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$990,000	$1,018,339
Microsoft Corp., 2%, 11/03/2020	2,909,000	2,988,270

		$4,006,609
Computer Software - Systems - 0.3%
Apple, Inc., 1.7%, 2/22/2019	$705,000	$717,374
Apple, Inc., FRN, 0.886%, 5/03/2018	910,000	911,866

		$1,629,240
Conglomerates - 0.5%
ABB Finance (USA), Inc., 1.625%, 5/08/2017	$1,141,000	$1,146,376
Fortive Corp., 1.8%, 6/15/2019 (z)	500,000	503,899
Roper Industries, Inc., 1.85%, 11/15/2017	1,164,000	1,169,730

		$2,820,005
Consumer Products - 1.0%
Mattel, Inc., 1.7%, 3/15/2018	$226,000	$226,986
Mattel, Inc., 2.5%, 11/01/2016	400,000	401,365
Newell Brands, Inc., 2.6%, 3/29/2019	523,000	537,879
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	426,000	430,386
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	1,450,000	1,491,721
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	2,890,000	2,917,906

		$6,006,243
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$462,000	$464,633

Electrical Equipment - 0.4%
Amphenol Corp., 1.55%, 9/15/2017	$830,000	$831,697
Arrow Electronics, Inc., 3%, 3/01/2018	240,000	243,599
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	1,408,000	1,417,251

		$2,492,547
Electronics - 0.4%
Intel Corp., 1.35%, 12/15/2017	$1,052,000	$1,058,532
Tyco Electronics Group S.A., 2.375%, 12/17/2018	281,000	286,021
Xilinx, Inc., 2.125%, 3/15/2019	890,000	900,165

		$2,244,718
Emerging Market Quasi-Sovereign - 0.6%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$1,170,000	$1,202,760
Korea Gas Corp., 2.25%, 7/25/2017 (n)	440,000	443,970
Petroleos Mexicanos, 3.125%, 1/23/2019	321,000	323,087
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	1,342,000	1,346,480

		$3,316,297
Emerging Market Sovereign - 0.2%
State of Qatar, 2.375%, 6/02/2021 (z)	$1,090,000	$1,098,284

3

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - 0.0%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$196,000	$205,497

Energy - Integrated - 1.4%
BG Energy Capital PLC, 2.875%, 10/15/2016 (n)	$970,000	$973,327
BP Capital Markets PLC, 2.521%, 1/15/2020	806,000	834,137
Chevron Corp., 1.104%, 12/05/2017	567,000	567,549
Shell International Finance B.V., 1.125%, 8/21/2017	550,000	550,827
Shell International Finance B.V., 1.375%, 5/10/2019	2,500,000	2,510,630
Shell International Finance B.V., FRN, 0.836%, 11/15/2016	1,800,000	1,800,828
Total Capital International S.A., 1.5%, 2/17/2017	600,000	602,001

		$7,839,299
Financial Institutions - 0.2%
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	$540,000	$543,491
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	405,000	406,433

		$949,924
Food & Beverages - 3.7%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$1,392,000	$1,414,442
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	1,465,000	1,517,522
Anheuser-Busch InBev Finance, Inc., FRN, 2.15%, 2/01/2019	960,000	981,540
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	1,164,000	1,167,435
Diageo Capital PLC, 1.5%, 5/11/2017	850,000	853,502
General Mills, Inc., 1.4%, 10/20/2017	2,300,000	2,312,052
H.J. Heinz Co., 1.6%, 6/30/2017 (n)	1,550,000	1,556,657
Ingredion, Inc., 1.8%, 9/25/2017	314,000	316,017
J.M. Smucker Co., 1.75%, 3/15/2018	1,000,000	1,007,267
Kraft Foods Group, Inc., 6.125%, 8/23/2018	1,560,000	1,706,397
Mead Johnson Nutrition Co., 3%, 11/15/2020	394,000	414,514
Molson Coors Brewing Co., 2%, 5/01/2017	778,000	782,172
Pernod-Ricard S.A., 2.95%, 1/15/2017 (n)	2,830,000	2,849,272
SABMiller Holdings, Inc., 2.45%, 1/15/2017 (n)	600,000	604,208
SABMiller Holdings, Inc., FRN, 1.326%, 8/01/2018 (n)	1,530,000	1,529,073
Tyson Foods, Inc., 2.65%, 8/15/2019	869,000	892,863
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	680,000	677,839
Wm. Wrigley Jr. Co., 1.4%, 10/21/2016 (n)	791,000	791,973
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	96,000	97,925

		$21,472,670
Food & Drug Stores - 0.8%
CVS Health Corp., 1.2%, 12/05/2016	$550,000	$550,767
CVS Health Corp., 1.9%, 7/20/2018	2,000,000	2,029,142
Walgreens Boots Alliance, Inc., 1.75%, 11/17/2017	1,700,000	1,713,156
Walgreens Boots Alliance, Inc., 1.75%, 5/30/2018	170,000	171,455

		$4,464,520
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.95%, 3/01/2017	$580,000	$584,413

Insurance - 1.6%
American International Group, Inc., 2.3%, 7/16/2019	$1,182,000	$1,210,928
American International Group, Inc., 3.3%, 3/01/2021	1,138,000	1,193,228
MetLife Global Funding I, FRN, 1.044%, 4/10/2017 (n)	1,700,000	1,701,945
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,200,000	2,227,810
Prudential Financial, Inc., FRN, 1.406%, 8/15/2018	1,250,000	1,247,406

4

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - continued
Unum Group, 3%, 5/15/2021	$1,130,000	$1,160,249
Voya Financial, Inc., 2.9%, 2/15/2018	323,000	329,351

		$9,070,917
Insurance - Health - 0.5%
Aetna, Inc., 1.5%, 11/15/2017	$100,000	$100,429
Aetna, Inc., 1.9%, 6/07/2019	1,690,000	1,712,137
UnitedHealth Group, Inc., 1.45%, 7/17/2017	1,210,000	1,215,371

		$3,027,937
Insurance - Property & Casualty - 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$1,300,000	$1,327,602

International Market Quasi-Sovereign - 1.8%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$1,150,000	$1,157,590
Dexia Credit Local S.A., 1.25%, 10/18/2016 (n)	1,110,000	1,110,735
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	590,000	601,114
Electricite de France, 2.15%, 1/22/2019 (n)	1,200,000	1,220,027
KFW Government Development Banks, 0.875%, 4/19/2018	695,000	695,698
KFW Government Development Banks, 1.125%, 11/16/2018	1,200,000	1,206,508
Kommunalbanken A.S., 0.75%, 11/21/2016 (n)	560,000	559,941
Kommunalbanken A.S., 1%, 3/15/2018 (n)	330,000	330,290
Kommunalbanken A.S., FRN, 0.768%, 10/31/2016 (n)	160,000	160,028
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	1,570,000	1,583,110
Statoil A.S.A., 1.8%, 11/23/2016	350,000	350,988
Statoil A.S.A., FRN, 0.916%, 5/15/2018	852,000	851,447
Statoil A.S.A., FRN, 1.091%, 11/08/2018	490,000	487,501

		$10,314,977
International Market Sovereign - 0.7%
Kingdom of Denmark, 0.875%, 3/20/2017 (n)	$500,000	$500,450
Kingdom of Sweden, 1%, 2/27/2018 (n)	1,100,000	1,102,779
Republic of Finland, 1%, 4/23/2019 (n)	2,300,000	2,306,203

		$3,909,432
Internet - 0.1%
Baidu, Inc., 2.75%, 6/09/2019	$539,000	$547,786

Local Authorities - 0.3%
Kommuninvest i Sverige AB, 0.875%, 12/13/2016 (n)	$450,000	$450,090
Province of Ontario, 1.1%, 10/25/2017	1,110,000	1,112,832

		$1,562,922
Major Banks - 7.4%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$1,420,000	$1,441,147
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	2,750,000	2,766,803
Bank of Montreal, 1.45%, 4/09/2018	3,010,000	3,021,838
BNP Paribas, 2.7%, 8/20/2018	1,090,000	1,115,409
BNP Paribas, FRN, 1.246%, 12/12/2016	280,000	280,423
BNP Paribas, FRN, 1.136%, 3/17/2017	600,000	599,766
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,000,000	1,007,390
Commonwealth Bank of Australia, FRN, 1.146%, 9/20/2016 (n)	1,020,000	1,020,561
Commonwealth Bank of Australia, FRN, 1.015%, 3/13/2017 (n)	410,000	410,271
Commonwealth Bank of Australia, FRN, 0.93%, 9/08/2017 (n)	1,800,000	1,799,471
DBS Bank Ltd., 2.35%, 2/28/2017 (n)	770,000	775,332
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)	1,135,000	1,149,938

5

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
HSBC Bank PLC, FRN, 1.266%, 5/15/2018 (n)	$1,294,000	$1,287,474
Huntington National Bank, FRN, 1.063%, 4/24/2017	1,910,000	1,908,407
ING Bank N.V., 1.8%, 3/16/2018 (n)	3,100,000	3,118,312
ING Bank N.V., 3.75%, 3/07/2017 (n)	424,000	430,351
ING Bank N.V., 2.3%, 3/22/2019 (n)	500,000	509,475
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	780,000	813,232
Mizuho Bank Ltd., FRN, 1.09%, 9/25/2017 (n)	1,800,000	1,792,273
PNC Bank N.A., 1.3%, 10/03/2016	790,000	790,210
PNC Bank N.A., 1.15%, 11/01/2016	1,200,000	1,200,517
PNC Bank N.A., 1.5%, 10/18/2017	1,240,000	1,244,595
PNC Bank N.A., 1.6%, 6/01/2018	1,750,000	1,763,522
PNC Bank N.A., 2.25%, 7/02/2019	1,140,000	1,167,393
Sumitomo Mitsui Banking Corp., FRN, 0.984%, 7/11/2017	1,400,000	1,399,434
Toronto-Dominion Bank, 1.75%, 7/23/2018	2,500,000	2,528,203
Wells Fargo & Co., FRN, 0.92%, 9/08/2017	1,880,000	1,878,129
Wells Fargo Bank N.A., FRN, 1.441%, 1/22/2018	600,000	603,089
Westpac Banking Corp., 2%, 8/14/2017	400,000	403,890
Westpac Banking Corp., 1.55%, 5/25/2018	3,000,000	3,020,667
Westpac Banking Corp., FRN, 0.955%, 5/19/2017	1,000,000	1,000,221

		$42,247,743
Medical & Health Technology & Services - 0.8%
Becton, Dickinson and Co., 1.75%, 11/08/2016	$300,000	$300,680
Becton, Dickinson and Co., 1.45%, 5/15/2017	420,000	421,378
Becton, Dickinson and Co., 1.8%, 12/15/2017	1,500,000	1,510,407
Catholic Health Initiatives, 1.6%, 11/01/2017	400,000	400,388
Covidien International Finance S.A., 6%, 10/15/2017	401,000	424,951
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	1,450,000	1,487,026

		$4,544,830
Medical Equipment - 0.5%
Medtronic, Inc., 1.5%, 3/15/2018	$260,000	$262,092
Zimmer Holdings, Inc., 2%, 4/01/2018	2,400,000	2,414,335

		$2,676,427
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/2017	$890,000	$885,550
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	420,000	414,750
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	900,000	890,921

		$2,191,221
Midstream - 0.7%
Energy Transfer Partners LP, 2.5%, 6/15/2018	$600,000	$604,732
EnLink Midstream Partners LP, 2.7%, 4/01/2019	430,000	421,244
Enterprise Products Operating LP, 6.5%, 1/31/2019	930,000	1,039,123
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	660,000	662,641
ONEOK Partners LP, 3.2%, 9/15/2018	790,000	806,818
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	522,000	524,965

		$4,059,523
Mortgage-Backed - 1.4%
Fannie Mae, 3%, 10/01/2030	$607,982	$638,131
Fannie Mae, 1.114%, 2/25/2017	541,006	541,174
Fannie Mae, 4.5%, 4/01/2024	571,899	610,551
Fannie Mae, 4%, 3/01/2025	66,934	71,543

6

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.5%, 5/01/2025	$211,304	$225,721
Fannie Mae, 3%, 4/01/2030 - 5/01/2030	1,481,533	1,554,818
Fannie Mae, FRN, 0.75%, 12/25/2017	494,624	494,774
Fannie Mae, FRN, 0.688%, 5/25/2018	735,005	733,049
Fannie Mae, FRN, 0.837%, 5/25/2018	2,000,727	1,999,660
Freddie Mac, 1.655%, 11/25/2016	107,860	107,840
Freddie Mac, 1.426%, 8/25/2017	209,580	210,075
Freddie Mac, 4%, 7/01/2025	436,217	463,082
Freddie Mac, 3.5%, 8/01/2026	542,950	576,053

		$8,226,471
Natural Gas - Distribution - 0.1%
Engie, 1.625%, 10/10/2017 (n)	$740,000	$741,713

Network & Telecom - 2.2%
AT&T, Inc., 2.4%, 8/15/2016	$160,000	$160,079
AT&T, Inc., 2.4%, 3/15/2017	520,000	524,328
AT&T, Inc., 2.3%, 3/11/2019	1,300,000	1,328,543
AT&T, Inc., 2.45%, 6/30/2020	730,000	747,527
AT&T, Inc., FRN, 1.576%, 11/27/2018	1,570,000	1,580,048
British Telecommunications PLC, 2.35%, 2/14/2019	1,090,000	1,115,836
Verizon Communications, Inc., 1.35%, 6/09/2017	580,000	581,525
Verizon Communications, Inc., 6.1%, 4/15/2018	2,100,000	2,273,269
Verizon Communications, Inc., FRN, 2.182%, 9/15/2016	1,850,000	1,853,565
Verizon Communications, Inc., FRN, 1.426%, 6/17/2019	2,433,000	2,463,286

		$12,628,006
Oil Services - 0.5%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$2,000,000	$2,017,218
Transocean, Inc., 6.8%, 12/15/2016	650,000	651,625

		$2,668,843
Oils - 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$2,174,000	$2,222,813

Other Banks & Diversified Financials - 7.4%
American Express Credit Corp., 2.8%, 9/19/2016	$420,000	$421,143
Banco Santander Chile, FRN, 1.564%, 4/11/2017 (n)	1,410,000	1,410,000
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 1.266%, 9/09/2016 (n)	1,320,000	1,320,733
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	400,000	411,560
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	1,590,000	1,606,959
Banque Federative du Credit Mutuel, FRN, 1.484%, 10/28/2016 (n)	420,000	420,638
Banque Federative du Credit Mutuel, FRN, 1.545%, 1/20/2017 (n)	1,010,000	1,012,190
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	4,000,000	4,026,976
BPCE S.A., 1.625%, 1/26/2018	1,430,000	1,435,430
BPCE S.A., 2.5%, 7/15/2019	1,234,000	1,262,773
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,570,000	1,575,845
Capital One Bank (USA) N.A., FRN, 1.312%, 2/05/2018	2,200,000	2,196,152
Capital One Financial Corp., 2.45%, 4/24/2019	420,000	429,363
Citizens Bank N.A., 2.3%, 12/03/2018	1,400,000	1,418,095
Citizens Bank N.A., 2.55%, 5/13/2021	310,000	316,386
Discover Bank, 3.1%, 6/04/2020	1,190,000	1,227,005
Fifth Third Bancorp, 1.35%, 6/01/2017	1,800,000	1,804,388
Fifth Third Bancorp, 2.3%, 3/01/2019	364,000	369,270
Fifth Third Bancorp, 2.3%, 3/15/2019	1,040,000	1,063,074

7

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
First Republic Bank, 2.375%, 6/17/2019	$278,000	$280,742
Groupe BPCE S.A., 2.5%, 12/10/2018	920,000	941,495
Intesa Sanpaolo S.p.A., 2.375%, 1/13/2017	660,000	661,540
Lloyds Bank PLC, 1.75%, 5/14/2018	2,950,000	2,949,345
Lloyds Bank PLC, 2.3%, 11/27/2018	630,000	638,204
Macquarie Bank Ltd., FRN, 1.363%, 10/27/2017 (n)	1,900,000	1,897,505
National Australia Bank Ltd., 1.375%, 7/12/2019	1,100,000	1,098,314
National Bank of Canada, FRN, 1.495%, 12/14/2018	3,200,000	3,212,541
Nordea Bank AB, FRN, 1.013%, 4/04/2017 (n)	410,000	410,130
Santander UK PLC, 3.05%, 8/23/2018	439,000	449,994
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	480,000	482,995
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	2,200,000	2,252,543
Svenska Handelsbanken AB, 2.875%, 4/04/2017	566,000	573,164
Svenska Handelsbanken AB, FRN, 1.111%, 9/23/2016	250,000	250,181
Swedbank AB, 2.125%, 9/29/2017 (n)	2,462,000	2,485,972

		$42,312,645
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$443,000	$448,310

Pharmaceuticals - 3.2%
AbbVie, Inc., 1.8%, 5/14/2018	$2,500,000	$2,520,203
Actavis Funding SCS, 2.35%, 3/12/2018	1,305,000	1,323,932
Actavis Funding SCS, 3%, 3/12/2020	1,058,000	1,100,655
Actavis, Inc., 1.875%, 10/01/2017	330,000	332,319
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	1,860,000	1,862,178
Biogen, Inc., 2.9%, 9/15/2020	940,000	983,246
Bristol-Myers Squibb Co., 0.875%, 8/01/2017	1,087,000	1,086,818
Celgene Corp., 2.125%, 8/15/2018	1,410,000	1,430,472
EMD Finance LLC, 1.7%, 3/19/2018 (n)	3,000,000	3,010,305
Gilead Sciences, Inc., 1.85%, 9/04/2018	1,310,000	1,330,229
Mylan N.V., 2.5%, 6/07/2019 (n)	700,000	712,769
Mylan, Inc., 1.35%, 11/29/2016	205,000	205,113
Sanofi, 1.25%, 4/10/2018	1,400,000	1,407,571
Teva Pharmaceutical Industries Ltd., 1.7%, 7/19/2019	1,150,000	1,156,869

		$18,462,679
Real Estate - Healthcare - 0.0%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$264,000	$266,675

Real Estate - Office - 0.2%
Mack-Cali Realty LP, 2.5%, 12/15/2017	$330,000	$331,432
Vornado Realty LP, REIT, 2.5%, 6/30/2019	595,000	604,700

		$936,132
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$302,000	$303,595
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	670,000	671,839

		$975,434
Restaurants - 0.1%
McDonald’s Corp., 2.1%, 12/07/2018	$830,000	$847,171

Retailers - 0.4%
Dollar General Corp., 4.125%, 7/15/2017	$1,760,000	$1,806,211
Dollar General Corp., 1.875%, 4/15/2018	195,000	196,555

8

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - continued
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	$421,000	$423,009

		$2,425,775
Specialty Chemicals - 0.1%
Air Products & Chemicals, Inc., 2%, 8/02/2016	$174,000	$174,000
Airgas, Inc., 3.05%, 8/01/2020	700,000	727,905

		$901,905
Supranational - 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$1,370,000	$1,387,125
Corporacion Andina de Fomento, 1.5%, 8/08/2017	1,300,000	1,303,042
Corporacion Andina de Fomento, FRN, 1.188%, 1/29/2018	520,000	519,658
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	1,180,000	1,193,794
West African Development Bank, 5.5%, 5/06/2021 (n)	208,000	218,400

		$4,622,019
Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., 2.375%, 9/08/2016	$262,000	$262,423
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	900,000	895,919
Crown Castle International Corp., 3.4%, 2/15/2021	610,000	641,055
SBA Tower Trust, 2.898%, 10/15/2044 (n)	878,000	888,959
SBA Tower Trust, 2.877%, 7/15/2046 (z)	660,000	666,025

		$3,354,381
Telephone Services - 0.1%
Qwest Corp., 6.5%, 6/01/2017	$700,000	$723,681

Tobacco - 0.6%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$1,456,000	$1,469,924
Reynolds American, Inc., 3.5%, 8/04/2016	370,000	370,026
Reynolds American, Inc., 2.3%, 6/12/2018	1,700,000	1,730,127

		$3,570,077
Transportation - Services - 0.5%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$302,000	$304,790
TTX Co., 2.6%, 6/15/2020 (n)	2,400,000	2,448,802

		$2,753,592
U.S. Government Agencies and Equivalents - 1.0%
AID-Ukraine, 1.844%, 5/16/2019	$296,000	$301,140
AID-Ukraine, 1.847%, 5/29/2020	3,000,000	3,069,111
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	750,000	772,622
Private Export Funding Corp., 1.875%, 7/15/2018	1,120,000	1,141,192
Small Business Administration, 2.25%, 7/01/2021	443,771	454,907

		$5,738,972
U.S. Treasury Obligations - 2.0%
U.S. Treasury Notes, 0.625%, 9/30/2017 (f)	$5,000,000	$4,999,805
U.S. Treasury Notes, 0.875%, 3/31/2018	6,500,000	6,522,347

		$11,522,152
Utilities - Electric Power - 4.0%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$398,000	$399,242
Dominion Resources, Inc., 1.95%, 8/15/2016	880,000	880,309
Dominion Resources, Inc., 2.962%, 7/01/2019	780,000	800,966
Dominion Resources, Inc., 2.5%, 12/01/2019	1,600,000	1,640,325

9

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Duke Energy Corp., 1.625%, 8/15/2017	$209,000	$209,948
Duke Energy Corp., FRN, 1.034%, 4/03/2017	1,060,000	1,059,993
Emera U.S. Finance LP, 2.15%, 6/15/2019 (z)	1,165,000	1,181,339
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	750,000	790,110
Eversource Energy, 1.6%, 1/15/2018	2,000,000	2,013,132
Eversource Energy, 2.5%, 3/15/2021	730,000	753,122
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	2,003,000	2,015,543
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,034,000	1,052,248
PG&E Corp., 2.4%, 3/01/2019	660,000	674,388
PSEG Power LLC, 2.75%, 9/15/2016	360,000	360,785
PSEG Power LLC, 3%, 6/15/2021	1,668,000	1,722,318
Southern Co., 2.45%, 9/01/2018	630,000	644,980
Southern Co., 1.85%, 7/01/2019	1,560,000	1,578,612
Southern Power Co., 1.85%, 12/01/2017	1,370,000	1,380,839
Virginia Electric and Power Co., 1.2%, 1/15/2018	700,000	701,574
Xcel Energy, Inc., 1.2%, 6/01/2017	3,000,000	2,998,089

		$22,857,862
Total Bonds		$390,650,928

Short-Term Obligations (y) - 9.0%
Exxon Mobil Corp., 0.34%, due 8/03/16	$4,900,000	$4,899,907
Federal Farm Credit Bank, 0.18%, due 8/01/16	2,106,000	2,106,000
Federal Home Loan Bank, 0.15%, due 8/18/16	36,657,000	36,654,403
General Electric Co., 0.33%, due 8/01/16	4,115,000	4,115,000
Siemens Capital Co. LLC, 0.37%, due 8/16/16	3,850,000	3,849,406
Total Short-Term Obligations		$51,624,716

Money Market Funds - 12.0%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	68,983,770	$68,983,770
Total Investments		$511,259,414

Other Assets, Less Liabilities - 10.7%		61,007,310
Net Assets - 100.0%		$572,266,724

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $145,084,341 representing 25.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Emera U.S. Finance LP, 2.15%, 6/15/2019	6/09/16	$1,175,002	$1,181,339
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022	7/12/16	849,944	849,593
Fortive Corp., 1.8%, 6/15/2019	6/06/16	499,485	503,899
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.225%, 10/20/2026	5/26/16	746,280	744,295
Loomis, Sayles & Co., CLO, “A1”, FRN, 1%, 10/15/2027	7/27/16	946,394	945,982
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/23/16	511,773	511,773

10

Consolidated Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.156%, 6/25/2065	6/7/16	$811,310	$812,728
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021	7/12/16	749,960	749,725
SBA Tower Trust, 2.877%, 7/15/2046	6/21/16	660,000	666,025
State of Qatar, 2.375%, 6/02/2021	6/25/16	1,078,634	1,098,284
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021	7/12/16	1,879,686	1,880,470
Total Restricted Securities			$9,944,113
% of Net assets			1.7%

Derivative Contracts at 7/31/16

Futures Contracts at 7/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	37	$4,514,578	September - 2016	$(77,888)

Swap Agreements at 7/31/16

Expiration	Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swap Agreements
2/14/17	USD	40,866,665	(Short)	JPMorgan Chase Bank N.A.	0.13% (floating rate)	BCOMF3T (floating rate)	$2,297
5/31/17	USD	8,662,368	(Short)	Morgan Stanley Capital Services, Inc.	0.25% (floating rate)	BCOMSMT (floating rate)	40
6/16/17	USD	34,667,824	(Short)	Goldman Sachs International	0.10% (floating rate)	BCOMTR (floating rate)	602

							$2,939

Liability Derivatives
Total Return Swap Agreements
8/24/16	USD	17,012,138	(Short)	Citibank N.A.	0.15% (floating rate)	BCOMF3T (floating rate)	$(925,923)
9/12/16	USD	16,988,223	(Short)	Goldman Sachs International	0.13% (floating rate)	BCOMF3T (floating rate)	(77)
9/19/16	USD	4,082,635	(Short)	JPMorgan Chase Bank N.A.	0.10% (floating rate)	BCOMSITR (floating rate)	(24)
10/03/16	USD	21,684,394	(Short)	JPMorgan Chase Bank N.A.	0.13% (floating rate)	BCOMF3T (floating rate)	(96)
10/18/16	USD	2,183,494	(Long)	Morgan Stanley Capital Services, Inc.	BCOMHOTR (floating rate)	0.08% (floating rate)	(276)
10/31/16	USD	3,724,501	(Long)	Morgan Stanley Capital Services, Inc.	BCOMNGTR (floating rate)	0.05% (floating rate)	(224)
10/31/16	USD	11,603,556	(Short)	Goldman Sachs International	0.10% (floating rate)	BCOMTR (floating rate)	(76)
11/21/16	USD	3,823,788	(Long)	Citibank N.A.	BCOMKWT (floating rate)	0.10% (floating rate)	(536)
12/01/16	USD	38,713,198	(Short)	Goldman Sachs International	0.13% (floating rate)	BCOMF3T (floating rate)	(172)
12/19/16	USD	15,419,431	(Short)	JPMorgan Chase Bank N.A.	0.09% (floating rate)	BCOMTR (floating rate)	(112)
12/19/16	USD	19,920,149	(Short)	Goldman Sachs International	0.13% (floating rate)	BCOMF3T (floating rate)	(88)
1/18/17	USD	7,618,687	(Short)	JPMorgan Chase Bank N.A.	0.09% (floating rate)	BCOMTR (floating rate)	(182)
2/06/17	USD	25,244,989	(Short)	JPMorgan Chase Bank N.A.	0.13% (floating rate)	BCOMF3T (floating rate)	(389)
2/28/17	USD	3,783,516	(Short)	Morgan Stanley Capital Services, Inc.	0.16% (floating rate)	BCOMLCTR (floating rate)	(8)
2/28/17	USD	29,459,167	(Short)	JPMorgan Chase Bank N.A.	0.09% (floating rate)	BCOMTR (floating rate)	(213)
3/09/17	USD	24,592,374	(Short)	Goldman Sachs International	0.10% (floating rate)	BCOMTR (floating rate)	(162)
3/31/17	USD	3,367,547	(Short)	Goldman Sachs International	0.10% (floating rate)	BCOMTR (floating rate)	(22)
4/28/17	USD	11,470,808	(Short)	Goldman Sachs International	0.16% (floating rate)	BCOMSBTR (floating rate)	(26)

11

Consolidated Portfolio of Investments (unaudited) – continued

Swap Agreements at 7/31/16 – continued

Expiration	Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives – continued
5/15/17	USD	10,459,236	(Short)	Morgan Stanley Capital Services, Inc.	0.12% (floating rate)	BCOMTR (floating rate)	$(55)
5/15/17	USD	67,985,036	(Short)	JPMorgan Chase Bank N.A.	0.09% (floating rate)	BCOMTR (floating rate)	(493)
6/12/17	USD	20,918,473	(Short)	Citibank N.A.	0.11% (floating rate)	BCOMTR (floating rate)	(122)
6/12/17	USD	41,836,945	(Short)	Goldman Sachs International	0.10% (floating rate)	BCOMTR (floating rate)	(274)
6/16/17	USD	2,522,443	(Long)	Goldman Sachs International	BCOMCLTR (floating rate)	0.05% (floating rate)	(177)
6/16/17	USD	2,589,468	(Long)	Goldman Sachs International	BCOMCOT (floating rate)	0.05% (floating rate)	(176)
6/16/17	USD	6,947,929	(Short)	Morgan Stanley Capital Services, Inc.	0.15% (floating rate)	BCOMLHTR (floating rate)	(25)
6/16/17	USD	9,905,093	(Short)	Citibank N.A.	0.12% (floating rate)	BCOMTR (floating rate)	(52)
6/16/17	USD	10,986,057	(Short)	Goldman Sachs International	0.13% (floating rate)	BCOMF3T (floating rate)	(50)
6/16/17	USD	19,810,185	(Short)	Morgan Stanley Capital Services, Inc.	0.11% (floating rate)	BCOMTR (floating rate)	(115)
6/16/17	USD	44,572,917	(Short)	JPMorgan Chase Bank N.A.	0.09% (floating rate)	BCOMTR (floating rate)	(322)
7/19/17	USD	6,273,831	(Short)	JPMorgan Chase Bank N.A.	0.15% (floating rate)	BCOMCTTR (floating rate)	(360)
7/19/17	USD	7,152,288	(Long)	Citibank N.A.	BCOMHWHTR (floating rate)	0.04% (floating rate)	(345)
8/14/17	USD	8,689,194	(Short)	JPMorgan Chase Bank N.A.	0.09% (floating rate)	BCOMTR (floating rate)	(78)
8/21/17	USD	4,880,029	(Short)	JPMorgan Chase Bank N.A.	0.15% (floating rate)	BCOMTR (floating rate)	(171)

							$(931,421)

At July 31, 2016, the fund had cash collateral of $87,006,000 and liquid securities with an aggregate value of $35,999 to cover any commitments for certain derivative contracts.

The following abbreviations are used in this report and are defined:

BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMHWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMTR	Bloomberg Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Principles of Consolidation – The fund gains exposure to the commodities markets by primarily investing the fund’s assets in the MFS Commodity Strategy Portfolio, a whollyowned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, the Subsidiary gains exposure to the commodities market by investing primarily in commodity-linked futures, options, and swaps, instead of commodity linked-notes.

The fund may also gain exposure to the commodities markets by investing the fund’s assets directly in commodity-linked notes. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. The fund’s initial investment in the Subsidiary occurred on May 16, 2014. As of July 31, 2016, the Subsidiary’s net assets were $110,644,198, which represented 19.3% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

13

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$17,261,124	$—	$17,261,124
Non-U.S. Sovereign Debt	—	23,261,006	—	23,261,006
U.S. Corporate Bonds	—	164,067,042	—	164,067,042
Residential Mortgage-Backed Securities	—	9,914,265	—	9,914,265
Commercial Mortgage-Backed Securities	—	2,273,113	—	2,273,113
Asset-Backed Securities (including CDOs)	—	53,720,535	—	53,720,535
Foreign Bonds	—	120,153,843	—	120,153,843
Short-Term Securities	—	51,624,716	—	51,624,716
Mutual Funds	68,983,770	—	—	68,983,770
Total Investments	$68,983,770	$442,275,644	$—	$511,259,414

Other Financial Instruments
Futures Contracts	$(77,888)	$—	$—	$(77,888)
Swap Agreements	—	(928,482)	—	(928,482)

For further information regarding security characteristics, see the Consolidated Portfolio of Investments.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.

14

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$594,797,446
Gross unrealized appreciation	3,104,647
Gross unrealized depreciation	(86,642,679)
Net unrealized appreciation (depreciation)	$(83,538,032)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	60,128,667	198,543,261	(189,688,158)	68,983,770

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$138,814	$68,983,770

15

QUARTERLY REPORT

July 31, 2016

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 68.5%
Aerospace - 1.2%
HEICO Corp.	1,378	$95,785
Honeywell International, Inc.	1,321	153,672
Huntington Ingalls Industries, Inc.	1,901	328,075
L-3 Communications Holdings, Inc.	1,824	276,573
ManTech International Corp., “A”	4,612	182,220
Northrop Grumman Corp.	18,592	4,027,585
Orbital ATK, Inc.	1,866	162,566
Rockwell Collins, Inc.	2,688	227,459
Rolls-Royce Holdings PLC	93,295	976,658
Saab AB, “B”	12,623	433,404
TransDigm Group, Inc. (a)	2,641	738,212
United Technologies Corp.	1,149	123,690

		$7,725,899
Airlines - 0.1%
Aena S.A.	590	$85,091
Alaska Air Group, Inc.	1,574	105,804
Delta Air Lines, Inc.	4,007	155,271
Stagecoach Group PLC	72,885	195,813

		$541,979
Alcoholic Beverages - 1.0%
AmBev S.A., ADR	25,456	$147,136
Constellation Brands, Inc., “A”	11,260	1,853,734
Heineken N.V.	16,975	1,602,507
Molson Coors Brewing Co.	2,231	227,919
Pernod Ricard S.A.	25,578	2,922,532

		$6,753,828
Apparel Manufacturers - 0.9%
Christian Dior S.A.	1,050	$189,878
Hanesbrands, Inc.	8,414	224,317
LVMH Moet Hennessy Louis Vuitton S.A.	14,349	2,460,871
Michael Kors Holdings Ltd. (a)	53,794	2,782,226
NIKE, Inc., “B”	2,271	126,041
PVH Corp.	2,552	257,905
Sequential Brands Group, Inc. (a)	14,572	118,470

		$6,159,708
Automotive - 0.9%
BorgWarner Transmission Systems, Inc.	2,940	$97,549
Delphi Automotive PLC	3,140	212,955
Fenix Parts, Inc. (a)	45,127	185,021
Ford Otomotiv Sanayi S.A.	11,054	120,403
General Motors Co.	24,815	782,665
GKN PLC	97,877	374,875
Guangzhou Automobile Group Co. Ltd., “H”	260,000	334,771
Harley-Davidson, Inc.	2,864	151,563
Koito Manufacturing Co. Ltd.	4,400	217,344
Lear Corp.	7,442	844,295
LKQ Corp. (a)	26,141	898,989
Stanley Electric Co. Ltd.	8,300	201,493
Tofas Turk Otomobil Fabriikasi A.S.	21,260	167,948

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Automotive - continued
USS Co. Ltd.	76,400	$1,295,407

		$5,885,278
Biotechnology - 1.1%
Acadia Pharmaceuticals, Inc. (a)	2,596	$96,156
Alder Biopharmaceuticals, Inc. (a)	1,665	53,447
Alexion Pharmaceuticals, Inc. (a)	7,498	964,243
Alnylam Pharmaceuticals, Inc. (a)	895	60,932
AMAG Pharmaceuticals, Inc. (a)	4,338	115,087
Amgen, Inc.	5,484	943,413
Amicus Therapeutics, Inc. (a)	8,004	53,787
Celgene Corp. (a)	20,967	2,352,288
Exact Sciences Corp. (a)	3,868	67,226
Gilead Sciences, Inc.	24,720	1,964,498
MiMedx Group, Inc. (a)	11,517	86,262
Neurocrine Biosciences, Inc. (a)	1,366	68,614
Novavax, Inc. (a)	8,955	65,551
Spark Therapeutics, Inc. (a)	1,235	71,556
Tesaro, Inc. (a)	1,268	118,228
VTV Therapeutics, Inc. (a)	5,019	28,408

		$7,109,696
Broadcasting - 0.4%
Discovery Communications, Inc., “A” (a)	6,343	$159,146
Havas S.A.	47,423	399,551
Interpublic Group of Companies, Inc.	8,870	204,542
Live Nation, Inc. (a)	11,799	323,529
Nielsen Holdings PLC	3,114	167,720
Time Warner, Inc.	14,877	1,140,322
Twenty-First Century Fox, Inc.	2,796	74,485
WPP Group PLC	13,777	309,599

		$2,778,894
Brokerage & Asset Managers - 1.3%
Affiliated Managers Group, Inc. (a)	737	$108,177
Apollo Global Management, “A”	5,284	90,621
BlackRock, Inc.	2,852	1,044,545
Blackstone Group LP	1,267	34,006
Charles Schwab Corp.	3,477	98,816
Computershare Ltd.	77,342	522,972
Credit Suisse Group AG	34,646	400,508
IG Group Holdings PLC	51,940	608,349
Intercontinental Exchange, Inc.	6,327	1,671,593
NASDAQ, Inc.	42,050	2,975,458
Raymond James Financial, Inc.	9,393	515,676
Schroders PLC	12,953	448,795
TD Ameritrade Holding Corp.	4,669	141,751

		$8,661,267
Business Services - 5.1%
Accenture PLC, “A”	37,229	$4,199,803
Amadeus IT Holding S.A.	80,308	3,770,494
Amdocs Ltd.	3,660	213,598
Ashtead Group PLC	26,605	421,116
Brenntag AG	2,037	101,138

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Bright Horizons Family Solutions, Inc. (a)	20,797	$1,394,855
Bunzl PLC	56,551	1,770,023
Cerved Information Solutions S.p.A.	6,316	52,960
Cognizant Technology Solutions Corp., “A” (a)	31,364	1,803,116
Compass Group PLC	176,848	3,360,951
CoStar Group, Inc. (a)	902	187,526
Equifax, Inc.	5,934	786,018
Fidelity National Information Services, Inc.	4,755	378,165
First Data Corp. (a)	5,125	63,550
Fiserv, Inc. (a)	16,312	1,800,192
FleetCor Technologies, Inc. (a)	7,970	1,208,890
Forrester Research, Inc.	4,185	171,292
Gartner, Inc. (a)	13,164	1,319,691
Global Payments, Inc.	55,568	4,148,707
Intertek Group PLC	13,146	630,680
Leidos Holdings, Inc.	2,070	103,521
Mitsubishi Corp.	8,500	145,615
Nomura Research Institute Ltd.	14,950	527,461
PRA Group, Inc. (a)	4,485	124,952
RE/MAX Holdings, Inc., “A”	3,770	163,316
Realogy Holdings Corp. (a)	4,257	131,924
Resources Connection, Inc.	11,756	175,164
SGS S.A.	365	807,805
Sodexo	6,200	726,085
Travelport Worldwide Ltd.	123,951	1,672,099
Tyler Technologies, Inc. (a)	582	94,878
Ultimate Software Group, Inc. (a)	963	201,363
Univar, Inc. (a)	18,756	343,422
Verisk Analytics, Inc., “A” (a)	5,581	475,948
vMeitec Corp.	8,200	273,547
WNS (Holdings) Ltd., ADR (a)	6,263	175,802

		$33,925,667
Cable TV - 0.6%
Charter Communications, Inc., “A” (a)	5,443	$1,278,397
Comcast Corp., “A”	39,877	2,681,728

		$3,960,125
Chemicals - 1.2%
3M Co.	6,428	$1,146,498
Celanese Corp.	2,826	179,225
E.I. du Pont de Nemours & Co.	1,353	93,587
FMC Corp.	4,665	221,774
Givaudan S.A.	709	1,457,210
Ingevity Corp. (a)	7,273	278,338
LyondellBasell Industries N.V., “A”	28,639	2,155,371
Monsanto Co.	813	86,804
Orica Ltd.	40,322	434,582
PPG Industries, Inc.	15,010	1,571,697
Victrex PLC	11,352	222,052

		$7,847,138
Computer Software - 1.9%
2U, Inc. (a)	4,934	$172,591
Adobe Systems, Inc. (a)	12,871	1,259,556

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Akamai Technologies, Inc. (a)	1,114	$56,290
Aspen Technology, Inc. (a)	4,879	204,381
Cadence Design Systems, Inc. (a)	41,424	996,247
Enghouse Systems Ltd.	2,491	101,823
Intuit, Inc.	13,056	1,449,085
Microsoft Corp.	22,856	1,295,478
OBIC Co. Ltd.	32,500	1,896,718
Oracle Corp.	23,358	958,612
Paylocity Holding Corp. (a)	2,660	118,742
Rovi Corp. (a)	2,644	49,734
Sabre Corp.	30,867	899,773
Salesforce.com, Inc. (a)	12,021	983,318
SAP SE	11,714	1,026,877
SecureWorks Corp. (a)	10,688	158,289
Symantec Corp.	8,638	176,474
VeriSign, Inc. (a)	12,835	1,111,639

		$12,915,627
Computer Software - Systems - 1.4%
Apple, Inc. (s)	11,213	$1,168,507
Brother Industries Ltd.	28,000	318,031
Constellation Software, Inc.	132	53,735
Fleetmatics Group PLC (a)	5,524	237,311
Hewlett Packard Enterprise	86,167	1,811,230
HP, Inc.	27,373	383,496
IMS Health Holdings, Inc. (a)	6,395	191,978
International Business Machines Corp.	4,576	734,997
Kinaxis, Inc. (a)	1,587	75,105
Model N, Inc. (a)	17,303	223,382
NCR Corp. (a)	5,451	179,719
NetApp, Inc.	17,390	458,227
NICE Systems Ltd., ADR	9,600	659,040
Pitney Bowes, Inc.	5,874	113,427
Proofpoint, Inc. (a)	1,667	126,475
Q2 Holdings, Inc. (a)	3,198	94,917
Rapid7, Inc. (a)	9,364	130,909
ServiceNow, Inc. (a)	1,394	104,438
SS&C Technologies Holdings, Inc.	26,493	853,604
Vantiv, Inc., “A” (a)	14,673	803,640
Venture Corp. Ltd.	43,300	287,146
Verint Systems, Inc. (a)	7,675	270,697
Xerox Corp.	17,050	175,615

		$9,455,626
Conglomerates - 0.2%
CK Hutchison Holdings Ltd.	19,944	$233,413
DCC PLC	9,016	804,829
First Pacific Co. Ltd.	308,000	238,249

		$1,276,491
Construction - 1.4%
Armstrong World Industries, Inc. (a)	8,269	$351,184
Bellway PLC	15,896	440,947
Fortune Brands Home & Security, Inc.	9,977	631,245
Geberit AG	1,177	454,187

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
GMS, Inc. (a)	11,194	$282,649
Interface, Inc.	4,572	81,656
Lennox International, Inc.	1,145	179,536
Owens Corning	41,061	2,172,538
Pool Corp.	7,082	724,347
Sherwin-Williams Co.	2,127	637,526
Siteone Landscape Supply, Inc. (a)	10,124	393,216
Stanley Black & Decker, Inc.	2,432	295,974
Summit Materials, Inc., “A” (a)	8,721	193,083
Techtronic Industries Co. Ltd.	18,000	76,214
Toll Brothers, Inc. (a)	13,065	365,951
TopBuild Corp. (a)	5,370	202,771
Toto Ltd.	7,300	312,394
Vulcan Materials Co.	12,863	1,594,755

		$9,390,173
Consumer Products - 2.6%
Colgate-Palmolive Co. (s)	33,175	$2,469,215
Estee Lauder Cos., Inc., “A”	6,101	566,783
Kao Corp.	29,200	1,574,177
Kobayashi Pharmaceutical Co. Ltd.	72,300	3,428,217
L’Oréal S.A.	11,385	2,167,015
Newell Brands, Inc.	50,770	2,663,394
Procter & Gamble Co.	2,873	245,900
Reckitt Benckiser Group PLC	34,162	3,310,401
Sensient Technologies Corp.	5,304	391,594
Uni-Charm Corp.	9,100	186,996

		$17,003,692
Consumer Services - 1.0%
Asante, Inc.	22,800	$342,417
Carriage Services, Inc.	3,831	93,132
Estacio Participacoes S.A., ADR	105,032	580,827
Houghton Mifflin Harcourt Co. (a)	5,437	92,157
Localiza Rent a Car S.A., ADR	32,788	404,473
Nord Anglia Education, Inc. (a)	6,620	144,117
Priceline Group, Inc. (a)	3,711	5,012,856
ServiceMaster Global Holdings, Inc. (a)	8,481	320,836

		$6,990,815
Containers - 0.5%
Berry Plastics Group, Inc. (a)	17,844	$731,604
Brambles Ltd.	173,007	1,771,130
Fuji Seal International, Inc.	8,300	326,823
Graphic Packaging Holding Co.	25,523	348,134
Multi Packaging Solutions International Ltd. (a)	11,914	172,991

		$3,350,682
Electrical Equipment - 2.1%
Advanced Drainage Systems, Inc.	3,722	$99,415
AMETEK, Inc.	19,813	931,805
Amphenol Corp., “A”	8,209	488,600
Danaher Corp.	34,000	2,768,960
Fortive Corp. (a)	4,361	210,244
IMI PLC	27,700	392,991

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - continued
Legrand S.A.	1,689	$93,188
Mettler-Toledo International, Inc. (a)	6,800	2,796,228
MSC Industrial Direct Co., Inc., “A”	3,298	236,895
Pentair PLC	2,618	167,081
Schneider Electric S.A.	24,866	1,626,867
Spectris PLC	17,338	431,155
TriMas Corp. (a)	8,442	150,859
Tyco International PLC	34,691	1,580,869
W.W. Grainger, Inc.	256	56,026
WESCO International, Inc. (a)	36,278	2,022,136

		$14,053,319
Electronics - 2.1%
Analog Devices, Inc.	20,639	$1,317,387
ARM Holdings PLC	18,687	413,508
Broadcom Corp.	6,124	991,966
Halma PLC	147,846	2,052,545
Intel Corp.	28,331	987,619
Iriso Electronics Co. Ltd.	690	40,845
Keysight Technologies, Inc. (a)	4,454	130,235
Maxim Integrated Products, Inc.	4,987	203,370
Mellanox Technologies Ltd. (a)	4,066	179,636
Monolithic Power Systems, Inc.	8,769	637,682
OSI Systems, Inc. (a)	2,233	132,797
Plexus Corp. (a)	6,805	312,622
Silicon Laboratories, Inc. (a)	4,391	233,952
Siliconware Precision Industries Co. Ltd., ADR	64,072	476,696
Solaredge Technologies, Inc. (a)	2,144	38,378
Taiwan Semiconductor Manufacturing Co. Ltd.	84,654	457,439
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	129,210	3,589,454
Texas Instruments, Inc.	23,857	1,664,026
Ultratech, Inc. (a)	4,424	108,123

		$13,968,280
Energy - Independent - 1.5%
Cabot Oil & Gas Corp.	11,659	$287,628
Cairn Energy PLC (a)	29,717	70,438
Cimarex Energy Co.	1,141	136,943
Concho Resources, Inc. (a)	2,217	275,351
Energen Corp.	8,098	383,683
EOG Resources, Inc.	2,083	170,181
EQT Corp.	3,387	246,777
Galp Energia SGPS S.A.	14,490	197,800
Hess Corp.	4,601	246,844
HollyFrontier Corp.	4,843	123,109
Marathon Petroleum Corp.	13,028	513,173
Memorial Resource Development Corp. (a)	5,364	80,353
Noble Energy, Inc.	3,912	139,737
Occidental Petroleum Corp.	20,653	1,543,399
Oil Search Ltd.	30,229	165,079
PDC Energy, Inc. (a)	2,472	135,391
Pioneer Natural Resources Co.	1,821	296,040
Rice Energy, Inc. (a)	104,328	2,432,929
TORC Oil & Gas Ltd.	36,820	199,096
Valero Energy Corp.	42,764	2,235,702

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - continued
WPX Energy, Inc. (a)	41,398	$413,566

		$10,293,219
Energy - Integrated - 0.3%
BP PLC	92,171	$520,687
Chevron Corp.	2,420	248,002
Eni S.p.A.	16,654	254,710
Exxon Mobil Corp.	9,997	889,233

		$1,912,632
Engineering - Construction - 0.0%
Stantec, Inc.	4,356	$110,904
Team, Inc. (a)	5,617	155,085

		$265,989
Entertainment - 0.2%
International Speedway Corp.	4,174	$140,956
Netflix, Inc. (a)	8,578	782,743
Parques Reunidos Servicios Centrales S.A.U. (a)	11,280	163,944

		$1,087,643
Food & Beverages - 3.9%
AdvancePierre Foods Holdings, Inc. (a)	3,808	$91,087
Archer Daniels Midland Co.	57,562	2,594,895
Blue Buffalo Pet Products, Inc. (a)	4,131	106,084
Britvic PLC	41,184	340,656
Bunge Ltd.	12,909	849,929
Coca-Cola Co.	19,018	829,755
Coca-Cola European Partners PLC	4,884	182,320
Danone S.A.	71,654	5,517,920
Flex Pharma, Inc. (a)	3,914	46,381
Flowers Foods, Inc.	79,625	1,464,304
Freshpet, Inc. (a)	12,032	105,160
General Mills, Inc.	12,843	923,283
J.M. Smucker Co.	4,774	735,960
Kellogg Co.	2,193	181,383
Marine Harvest A.S.A.	24,508	417,125
Mead Johnson Nutrition Co., “A”	854	76,177
Mondelez International, Inc.	14,732	647,913
Monster Worldwide, Inc. (a)	1,712	274,999
Nestle S.A.	65,469	5,248,598
Nestle S.A., ADR	14,476	1,161,409
Pinnacle Foods, Inc.	5,786	290,515
S Foods, Inc.	8,600	232,351
Snyders-Lance, Inc.	5,097	174,623
Tate & Lyle PLC	43,739	418,519
TreeHouse Foods, Inc. (a)	1,669	172,224
Tyson Foods, Inc., “A”	40,128	2,953,421

		$26,036,991
Food & Drug Stores - 0.7%
Alimentation Couche-Tard, Inc.	9,697	$440,776
Booker Group PLC	129,732	298,747
CVS Health Corp.	19,167	1,777,164
FamilyMart Co. Ltd.	6,100	360,360

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Drug Stores - continued
Kroger Co.	31,470	$1,075,959
Sundrug Co. Ltd.	3,100	269,334
United Natural Foods, Inc. (a)	4,214	210,616

		$4,432,956
Furniture & Appliances - 0.0%
Whirlpool Corp.	1,026	$197,361

Gaming & Lodging - 0.4%
Carnival Corp.	29,577	$1,381,837
La Quinta Holdings, Inc. (a)	9,160	113,309
Norwegian Cruise Line Holdings Ltd. (a)	9,679	412,325
Royal Caribbean Cruises Ltd.	8,206	594,443

		$2,501,914
General Merchandise - 0.6%
Costco Wholesale Corp.	826	$138,124
Dollar Tree, Inc. (a)	16,249	1,564,616
Five Below, Inc. (a)	4,584	233,830
Kohl’s Corp.	2,339	97,279
Ollie’s Bargain Outlet Holdings, Inc. (a)	3,752	98,077
PriceSmart, Inc.	1,421	110,667
Target Corp.	18,317	1,379,820
Woolworths Holdings Ltd.	53,105	342,129

		$3,964,542
Health Maintenance Organizations - 0.4%
Anthem, Inc.	10,466	$1,374,604
Cigna Corp.	306	39,462
Molina Healthcare, Inc. (a)	3,813	216,617
UnitedHealth Group, Inc.	5,061	724,735

		$2,355,418
Insurance - 3.3%
AIA Group Ltd.	419,200	$2,605,162
Allied World Assurance Co.	12,438	509,834
American International Group, Inc.	1,781	96,958
AMP Ltd.	47,083	208,399
Aon PLC	14,940	1,599,626
Arthur J. Gallagher & Co.	3,648	179,445
Aspen Insurance Holdings Ltd.	4,199	192,986
Beazley PLC	187,391	982,834
Chubb Ltd.	794	99,456
Everest Re Group Ltd.	2,156	407,506
Fairfax Financial Holdings Ltd.	2,120	1,136,615
Hanover Insurance Group, Inc.	4,074	335,453
Hartford Financial Services Group, Inc.	37,343	1,488,119
Hiscox Ltd.	24,527	344,079
Jardine Lloyd Thompson Group PLC	28,142	364,996
Lincoln National Corp.	3,998	174,593
MetLife, Inc.	41,896	1,790,635
Prudential Financial, Inc.	26,013	1,958,519
Safety Insurance Group, Inc.	3,397	216,389
Sony Financial Holdings, Inc.	37,500	472,124
Stewart Information Services Corp.	3,141	134,466

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Storebrand A.S.A. (a)	44,753	$169,578
Swiss Re Ltd.	1,629	136,730
Third Point Reinsurance Ltd. (a)	16,994	213,954
Travelers Cos., Inc.	16,242	1,887,645
Unum Group	54,739	1,828,830
Validus Holdings Ltd.	44,191	2,184,361
XL Group Ltd.	7,814	270,443
Zurich Insurance Group AG	1,078	259,045

		$22,248,780
Internet - 1.5%
Alibaba Group Holding Ltd., ADR (a)	19,235	$1,586,503
Alphabet, Inc., “A” (a)	3,220	2,548,115
Alphabet, Inc., “C” (a)	1,657	1,273,885
Facebook, Inc., “A” (a)	17,358	2,151,351
LinkedIn Corp., “A” (a)	111	21,393
LogMeIn, Inc. (a)	2,640	226,802
Naver Corp.	1,949	1,235,361
Rightmove PLC	13,001	697,022

		$9,740,432
Leisure & Toys - 0.9%
Activision Blizzard, Inc.	25,859	$1,038,497
Brunswick Corp.	2,475	122,810
Electronic Arts, Inc. (a)	50,623	3,863,547
Take-Two Interactive Software, Inc. (a)	32,220	1,294,600

		$6,319,454
Machinery & Tools - 2.1%
Allison Transmission Holdings, Inc.	68,371	$1,970,452
Columbus McKinnon Corp.	5,176	85,870
Cummins, Inc.	1,579	193,854
Daikin Industries Ltd.	3,900	338,599
Deere & Co.	3,053	237,249
Douglas Dynamics, Inc.	4,584	122,851
Eaton Corp. PLC	14,239	902,895
GEA Group AG	37,205	1,985,546
Herman Miller, Inc.	3,823	125,280
Kubota Corp.	25,000	363,909
Regal Beloit Corp.	23,095	1,409,026
Roper Technologies, Inc.	7,975	1,358,621
Schindler Holding AG	1,697	325,498
Spirax-Sarco Engineering PLC	7,483	394,451
SPX FLOW, Inc. (a)	56,678	1,546,176
United Rentals, Inc. (a)	8,606	685,640
WABCO Holdings, Inc. (a)	5,798	581,365
Weir Group PLC	45,199	876,343
Xylem, Inc.	3,325	158,968

		$13,662,593
Major Banks - 1.5%
Barclays PLC	115,924	$237,110
BNP Paribas	7,090	351,585
BOC Hong Kong Holdings Ltd.	41,500	136,540
Comerica, Inc.	4,254	192,451

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
Goldman Sachs Group, Inc.	776	$123,237
HSBC Holdings PLC	144,979	949,961
Huntington Bancshares, Inc.	53,908	512,126
JPMorgan Chase & Co. (s)	83,055	5,313,028
KeyCorp	17,366	203,182
PNC Financial Services Group, Inc.	1,690	139,679
Sumitomo Mitsui Financial Group, Inc.	8,800	280,749
Wells Fargo & Co.	25,706	1,233,117
Westpac Banking Corp.	12,508	296,513

		$9,969,278
Medical & Health Technology & Services - 1.1%
Adeptus Health, Inc., “A” (a)	2,702	$120,428
AmerisourceBergen Corp.	2,790	237,680
Brookdale Senior Living, Inc. (a)	7,086	130,878
Capital Senior Living Corp. (a)	7,614	148,321
Cardinal Health, Inc.	4,656	389,242
Community Health Systems, Inc. (a)	9,378	119,757
HCA Holdings, Inc. (a)	10,719	826,756
Healthcare Services Group, Inc.	9,750	378,398
Henry Schein, Inc. (a)	4,461	807,352
HMS Holdings Corp. (a)	8,010	159,239
Hogy Medical Co. Ltd.	5,800	373,073
INC Research Holdings, Inc., “A” (a)	2,348	104,509
LifePoint Hospitals, Inc. (a)	5,923	350,523
McKesson Corp.	6,322	1,230,008
MEDNAX, Inc. (a)	8,312	572,780
Miraca Holdings, Inc.	8,600	398,667
Premier, Inc., “A” (a)	5,452	178,280
Quest Diagnostics, Inc.	2,512	216,936
Teladoc, Inc. (a)	6,069	105,843
Universal Health Services, Inc.	1,203	155,825
VCA, Inc. (a)	3,475	247,907

		$7,252,402
Medical Equipment - 2.2%
Abbott Laboratories	6,169	$276,063
Agilent Technologies, Inc.	3,628	174,543
Ansell Ltd.	20,445	301,772
AtriCure, Inc. (a)	4,395	66,760
C.R. Bard, Inc.	2,842	635,841
Cepheid, Inc. (a)	4,706	166,263
Cooper Cos., Inc.	3,559	649,411
Dentsply Sirona, Inc.	2,686	172,011
DexCom, Inc. (a)	1,793	165,368
Edwards Lifesciences Corp. (a)	2,543	291,224
Essilor International S.A.	6,709	859,201
Hologic, Inc. (a)	4,983	191,796
Insulet Corp. (a)	3,864	136,747
Integra LifeSciences Holdings Corp. (a)	2,188	184,383
Masimo Corp. (a)	7,447	394,468
Medtronic PLC	24,590	2,154,822
Nihon Kohden Corp.	10,500	291,068
NxStage Medical, Inc. (a)	9,302	205,667
PerkinElmer, Inc.	23,155	1,317,983

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
QIAGEN N.V. (a)	11,822	$310,269
St. Jude Medical, Inc.	4,787	397,512
Steris PLC	11,814	838,203
Stryker Corp.	6,031	701,285
Teleflex, Inc.	989	178,327
Terumo Corp.	3,300	141,889
Thermo Fisher Scientific, Inc.	13,781	2,188,974
VWR Corp. (a)	19,022	595,769
Zimmer Biomet Holdings, Inc.	3,042	398,928

		$14,386,547
Metals & Mining - 0.1%
BHP Billiton PLC	21,582	$269,832
Iluka Resources Ltd.	26,285	141,840
Rio Tinto PLC	11,020	358,995

		$770,667
Natural Gas - Distribution - 0.1%
China Resources Gas Group Ltd.	68,000	$199,879
Engie	15,163	249,622
NiSource, Inc.	5,671	145,518
NorthWestern Corp.	2,636	160,111
Sempra Energy	818	91,518

		$846,648
Natural Gas - Pipeline - 0.1%
APA Group	30,191	$223,134
Boardwalk Pipeline Partners LP	15,203	254,042
Columbia Pipeline Partners LP	9,442	141,347
Enbridge, Inc.	3,891	160,063
Enterprise Products Partners LP	2,408	68,556

		$847,142
Network & Telecom - 0.3%
Cisco Systems, Inc.	31,707	$968,015
Ixia (a)	21,581	248,182
LM Ericsson Telephone Co., “B”	79,735	594,495
VTech Holdings Ltd.	34,700	377,261

		$2,187,953
Oil Services - 0.4%
Forum Energy Technologies, Inc. (a)	24,608	$401,849
Frank’s International N.V.	17,694	217,990
Halliburton Co.	2,255	98,453
John Wood Group PLC	25,568	223,161
Oil States International, Inc. (a)	3,926	121,392
Patterson-UTI Energy, Inc.	4,282	83,028
Schlumberger Ltd.	17,866	1,438,570
Technip	1,406	78,478
Tesco Corp.	12,555	82,989

		$2,745,910
Other Banks & Diversified Financials - 3.5%
ABN AMRO Group N.V., GDR (a)	13,109	$243,580
Aeon Financial Service Co. Ltd.	9,600	220,696

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Air Lease Corp.	4,977	$143,387
Bancolombia S.A., ADR	9,477	323,734
Bank of The Ozarks, Inc.	3,812	137,194
BB&T Corp.	6,159	227,082
Berkshire Hills Bancorp, Inc.	7,749	204,341
Brookline Bancorp, Inc.	21,515	245,056
Chiba Bank Ltd.	56,000	268,191
Citigroup, Inc.	61,601	2,698,740
Citizens Financial Group, Inc.	9,955	222,295
Credicorp Ltd.	5,033	806,941
Discover Financial Services	41,135	2,338,113
DNB A.S.A.	20,579	226,470
East West Bancorp, Inc.	38,089	1,303,406
Element Financial Corp.	42,366	454,924
Encore Capital Group, Inc. (a)	4,420	107,892
Fifth Third Bancorp	15,661	297,246
First Interstate BancSystem, Inc.	9,056	262,986
First Republic Bank	1,424	102,058
Glacier Bancorp, Inc.	7,668	211,483
HDFC Bank Ltd., ADR	19,242	1,332,893
Intesa Sanpaolo S.p.A	114,336	251,820
Julius Baer Group Ltd.	19,891	816,409
Jyske Bank	5,585	232,262
Kasikornbank PLC	23,000	131,964
Kasikornbank Public Co. Ltd., NVDR	400	2,272
KBC Group N.V. (a)	4,645	241,402
Lakeland Financial Corp.	5,212	267,636
Lloyds Banking Group PLC	386,055	271,556
M&T Bank Corp.	1,556	178,255
MasterCard, Inc., “A”	7,704	733,729
New York Community Bancorp, Inc.	8,544	123,461
Northern Trust Corp.	2,799	189,184
Public Bank Berhad	50,900	243,840
Sandy Spring Bancorp, Inc.	9,023	269,246
Santander Consumer USA Holdings, Inc. (a)	11,966	131,506
SunTrust Banks, Inc.	3,891	164,550
Svenska Handelsbanken AB	58,036	698,575
TCF Financial Corp.	17,751	241,236
Texas Capital Bancshares, Inc. (a)	8,148	395,504
U.S. Bancorp	36,566	1,541,988
Valley National Bancorp	18,695	169,564
Visa, Inc., “A”	33,929	2,648,158
Webster Financial Corp.	4,293	154,376
Wintrust Financial Corp.	13,771	727,109

		$23,204,310
Pharmaceuticals - 3.4%
Allergan PLC (a)	535	$135,328
Aratana Therapeutics, Inc. (a)	10,796	81,942
Bayer AG	23,524	2,530,570
Bristol-Myers Squibb Co.	25,677	1,920,896
Collegium Pharmaceutical, Inc. (a)	5,441	65,999
Eli Lilly & Co.	25,135	2,083,440
Endo International PLC (a)	3,527	61,229
Genomma Lab Internacional S.A., “B” (a)	300,777	344,891

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Johnson & Johnson	24,594	$3,079,907
MediWound Ltd. (a)	5,514	40,748
Merck & Co., Inc.	67,422	3,954,975
Novartis AG	36,396	3,015,475
Roche Holding AG	17,785	4,541,671
Santen Pharmaceutical Co. Ltd.	28,500	473,220
Shionogi & Co. Ltd.	3,200	165,848
TherapeuticsMD, Inc. (a)	17,919	139,231
Zoetis, Inc.	1,459	73,636

		$22,709,006
Pollution Control - 0.0%
Clean Harbors, Inc. (a)	6,323	$325,129

Precious Metals & Minerals - 0.1%
Agnico-Eagle Mines Ltd.	7,778	$452,213

Printing & Publishing - 0.2%
Moody’s Corp.	8,224	$871,826
RELX N.V.	24,110	435,997

		$1,307,823
Railroad & Shipping - 0.3%
Canadian National Railway Co.	24,463	$1,546,306
Canadian Pacific Railway Ltd.	451	67,551
Kansas City Southern Co.	1,618	155,506
Kirby Corp. (a)	2,101	114,483
StealthGas, Inc. (a)	17,097	60,865
Union Pacific Corp.	4,386	408,117

		$2,352,828
Real Estate - 2.5%
Annaly Mortgage Management, Inc., REIT	14,288	$156,882
Ascendas Real Estate Investment Trust, REIT	247,200	453,432
AvalonBay Communities, Inc., REIT	2,739	508,495
Big Yellow Group PLC, REIT	8,051	75,651
Corporate Office Properties Trust, REIT	21,348	639,586
EPR Properties, REIT	7,239	608,221
Extra Space Storage, Inc., REIT	9,444	812,373
Gramercy Property Trust, Inc., REIT	34,565	345,304
LEG Immobilien AG	3,983	399,834
Macquarie Mexico Real Estate S.A. de C.V., REIT	241,206	308,615
Medical Properties Trust, Inc., REIT	129,662	2,035,693
Mid-America Apartment Communities, Inc., REIT	22,810	2,418,316
Mitsui Fudosan Co. Ltd.	8,000	172,727
Select Income, REIT	13,668	379,424
Simon Property Group, Inc., REIT	3,039	689,975
Sovran Self Storage, Inc., REIT	13,301	1,361,623
STAG Industrial, Inc., REIT	10,123	256,922
Store Capital Corp., REIT	93,783	2,925,092
Sun Communities, Inc., REIT	1,660	131,389
TAG Immobilien AG	99,239	1,412,383
Tanger Factory Outlet Centers, Inc., REIT	7,565	315,763
Weyerhaeuser Co., REIT	4,994	163,404
WP GLIMCHER, Inc., REIT	5,583	70,792

		$16,641,896

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 0.8%
Alsea S.A.B. de C.V.	78,149	$278,711
Aramark	40,457	1,450,383
Chuy’s Holdings, Inc. (a)	2,149	72,464
Dave & Buster’s, Inc. (a)	2,121	94,385
DineEquity, Inc.	1,128	91,785
Domino’s Pizza, Inc.	711	104,730
Dunkin Brands Group, Inc.	4,210	190,755
McDonald’s Corp.	2,013	236,829
Performance Food Group Co. (a)	4,009	110,007
Starbucks Corp.	15,374	892,461
U.S. Foods Holding Corp. (a)	9,917	239,595
Whitbread PLC	18,735	956,833
Wingstop, Inc.	5,331	138,606
YUM! Brands, Inc.	2,103	188,050

		$5,045,594
Special Products & Services - 0.1%
Boyd Group Income Fund	3,366	$198,482
Gores Holdings, Inc. (a)	15,698	161,532
Nexeo Solutions, Inc. (a)(z)	4,372	43,473
Nexeo Solutions, Inc. Unit (a)	5,120	51,507

		$454,994
Specialty Chemicals - 0.9%
A. Schulman, Inc.	6,761	$198,165
Akzo Nobel N.V.	8,352	541,204
Albemarle Corp.	1,863	156,809
Axalta Coating Systems Ltd. (a)	19,574	558,838
Croda International PLC	6,158	270,981
Elementis PLC	95,157	278,821
Ferro Corp. (a)	15,598	202,150
Ferroglobe PLC	31,776	296,152
Kansai Paint Co. Ltd.	9,000	188,463
Linde AG	13,382	1,925,490
Nippon Paint Holdings Co. Ltd.	5,900	161,095
PolyOne Corp.	4,112	144,208
RPM International, Inc.	3,419	185,515
Sika AG	163	764,546
Symrise AG	2,942	207,348

		$6,079,785
Specialty Stores - 3.0%
ABC-Mart, Inc.	1,800	$115,487
Amazon.com, Inc. (a)	8,729	6,623,652
AutoZone, Inc. (a)	3,255	2,649,472
Best Buy Co., Inc.	51,961	1,745,890
Citi Trends, Inc.	18,199	303,559
Dufry AG (a)	936	107,777
Esprit Holdings Ltd. (a)	68,500	55,024
Gap, Inc.	5,127	132,225
Just Eat PLC (a)	41,878	297,624
Lululemon Athletica, Inc. (a)	791	61,421
Monro Muffler Brake, Inc.	2,900	181,598
NEXT PLC	5,004	332,783
Nitori Co. Ltd.	3,800	474,465

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
O’Reilly Automotive, Inc. (a)	2,717	$789,642
Rent-A-Center, Inc.	5,531	59,735
Ross Stores, Inc.	43,962	2,718,170
Sally Beauty Holdings, Inc. (a)	6,952	203,902
Shimamura Co. Ltd.	3,200	468,046
Tractor Supply Co.	5,173	474,105
Tuesday Morning Corp. (a)	17,534	138,343
Urban Outfitters, Inc. (a)	65,447	1,956,865
Zumiez, Inc. (a)	6,638	112,713

		$20,002,498
Telecommunications - Wireless - 0.8%
American Tower Corp., REIT	11,939	$1,382,178
KDDI Corp.	90,000	2,741,140
SBA Communications Corp. (a)	8,028	923,220
SoftBank Group Corp.	4,100	226,356
Vodafone Group PLC	92,787	281,885

		$5,554,779
Telephone Services - 0.6%
Bezeq - The Israel Telecommunication Corp. Ltd.	147,152	$293,401
British Telecom Group, PLC	26,930	147,320
Frontier Communications Corp.	25,422	132,194
Hellenic Telecommunications Organization S.A.	10,795	104,999
TDC A.S.	17,616	92,719
Verizon Communications, Inc.	54,080	2,996,573

		$3,767,206
Tobacco - 1.2%
Altria Group, Inc.	25,580	$1,731,766
British American Tobacco PLC	16,279	1,039,412
ITC Ltd.	96,377	363,221
Japan Tobacco, Inc.	51,200	1,998,696
Philip Morris International, Inc.	22,198	2,225,571
Reynolds American, Inc.	1,792	89,708
Swedish Match AB	11,113	405,325

		$7,853,699
Trucking - 0.5%
DSV A.S.	10,642	$473,756
Knight Transportation, Inc.	16,338	487,363
Marten Transport Ltd.	12,356	267,507
Swift Transportation Co. (a)	17,458	336,067
Yamato Holdings Co. Ltd.	64,200	1,587,385

		$3,152,078
Utilities - Electric Power - 2.0%
AES Corp.	55,080	$680,238
American Electric Power Co., Inc.	23,326	1,616,492
Calpine Corp. (a)	10,585	145,438
CMS Energy Corp.	7,327	331,034
DTE Energy Co.	2,588	252,382
Duke Energy Corp.	14,990	1,282,994
Dynegy, Inc. (a)	2,556	38,672
El Paso Electric Co.	7,043	335,810

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
Enel S.p.A	60,982	$280,757
Eversource Energy	3,446	201,557
Exelon Corp.	86,817	3,236,538
FirstEnergy Corp.	2,444	85,344
Great Plains Energy, Inc.	3,210	95,594
NextEra Energy, Inc.	974	124,954
PG&E Corp.	12,919	826,041
Pinnacle West Capital Corp.	2,800	220,836
PNM Resources, Inc.	5,568	191,316
Portland General Electric Co.	6,670	291,279
PPL Corp.	64,686	2,439,309
Public Service Enterprise Group, Inc.	4,717	217,029
WEC Energy Group, Inc.	2,500	162,275
Xcel Energy, Inc.	1,487	65,398

		$13,121,287
Total Common Stocks		$455,805,780

Bonds - 19.6%
Aerospace - 0.1%
Lockheed Martin Corp., 3.55%, 1/15/2026	$699,000	$769,735

Automotive - 0.6%
Delphi Automotive PLC, 4.15%, 3/15/2024	$369,000	$396,592
Delphi Automotive PLC, 4.25%, 1/15/2026	824,000	904,443
Ford Motor Credit Co. LLC, 1.461%, 3/27/2017	938,000	938,868
Ford Motor Credit Co. LLC, 2.145%, 1/09/2018	982,000	989,926
General Motors Co., 4.875%, 10/02/2023	1,000,000	1,092,496

		$4,322,325
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/2020	$325,000	$366,241
Life Technologies Corp., 5%, 1/15/2021	532,000	588,746

		$954,987
Broadcasting - 0.5%
21st Century Fox America, Inc., 6.15%, 2/15/2041	$500,000	$657,204
Omnicom Group, Inc., 3.625%, 5/01/2022	300,000	321,961
Omnicom Group, Inc., 3.65%, 11/01/2024	121,000	129,501
Omnicom Group, Inc., 3.6%, 4/15/2026	718,000	764,945
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	422,000	424,586
Time Warner, Inc., 5.35%, 12/15/2043	300,000	363,222
Viacom, Inc., 3.5%, 4/01/2017	500,000	506,860

		$3,168,279
Brokerage & Asset Managers - 0.3%
CME Group, Inc., 3%, 3/15/2025	$555,000	$592,483
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	473,000	494,370
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	777,000	850,690

		$1,937,543
Building - 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$418,000	$445,888
Masco Corp., 4.375%, 4/01/2026	2,000	2,130
Mohawk Industries, Inc., 3.85%, 2/01/2023	300,000	317,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Owens Corning, Inc., 4.2%, 12/15/2022	$152,000	$161,953

		$927,121
Business Services - 0.4%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,015,000	$1,046,924
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	700,000	732,164
Fidelity National Information Services, Inc., 5%, 10/15/2025	945,000	1,093,608

		$2,872,696
Cable TV - 0.5%
Charter Operating/CCO Capital Corp., 6.384%, 10/23/2035 (n)	$885,000	$1,041,485
Comcast Corp., 4.65%, 7/15/2042	325,000	383,340
Comcast Corp., 4.75%, 3/01/2044	710,000	859,044
Cox Communications, Inc., 6.25%, 6/01/2018 (n)	400,000	427,935
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	400,000	408,348
Time Warner Cable, Inc., 4.5%, 9/15/2042	368,000	357,431

		$3,477,583
Chemicals - 0.4%
Dow Chemical Co., 8.55%, 5/15/2019	$325,000	$387,017
LYB International Finance B.V., 4.875%, 3/15/2044	386,000	424,157
LyondellBasell Industries N.V., 5%, 4/15/2019	588,000	637,038
Monsanto Co., 4.7%, 7/15/2064	1,189,000	1,126,235

		$2,574,447
Computer Software - 0.1%
Oracle Corp., 3.4%, 7/08/2024	$336,000	$361,110

Conglomerates - 0.2%
General Electric Capital Corp., 3.1%, 1/09/2023	$464,000	$496,096
Roper Industries, Inc., 1.85%, 11/15/2017	557,000	559,742

		$1,055,838
Consumer Products - 0.3%
Hasbro, Inc., 5.1%, 5/15/2044	$438,000	$481,749
Mattel, Inc., 5.45%, 11/01/2041	244,000	265,288
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	550,000	587,773
Newell Rubbermaid, Inc., 4%, 12/01/2024	310,000	331,162
Newell Rubbermaid, Inc., 5.375%, 4/01/2036	268,000	322,879
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	300,000	326,362

		$2,315,213
Consumer Services - 0.3%
Priceline Group, Inc., 3.65%, 3/15/2025	$319,000	$333,585
Priceline Group, Inc., 3.6%, 6/01/2026	536,000	562,167
Visa, Inc., 4.15%, 12/14/2035	1,027,000	1,180,062

		$2,075,814
Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$192,000	$195,503

Electronics - 0.2%
Flextronics International Ltd., 4.75%, 6/15/2025	$1,000,000	$1,053,520
Tyco Electronics Group S.A., 3.5%, 2/03/2022	400,000	422,891

		$1,476,411

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 0.0%
Comision Federal de Electricidad, 5.75%, 2/14/2042	$232,000	$247,008

Energy - Independent - 0.1%
EQT Corp., 4.875%, 11/15/2021	$500,000	$544,399
Pioneer Natural Resources Co., 7.5%, 1/15/2020	219,000	253,714

		$798,113
Energy - Integrated - 0.0%
BP Capital Markets PLC, 2.521%, 1/15/2020	$213,000	$220,436

Entertainment - 0.1%
Carnival Corp., 1.875%, 12/15/2017	$471,000	$475,146

Financial Institutions - 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$325,000	$359,938

Food & Beverages - 1.8%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$1,088,000	$1,147,208
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	1,423,000	1,649,428
J.M. Smucker Co., 2.5%, 3/15/2020	1,326,000	1,364,361
J.M. Smucker Co., 3.5%, 10/15/2021	400,000	432,330
J.M. Smucker Co., 4.375%, 3/15/2045	134,000	152,092
Kraft Heinz Foods Co., 3.5%, 7/15/2022 (n)	738,000	792,176
Kraft Heinz Foods Co., 3%, 6/01/2026 (n)	420,000	429,424
Kraft Heinz Foods Co., 5%, 7/15/2035 (n)	225,000	266,778
Kraft Heinz Foods Co., 6.5%, 2/09/2040	400,000	545,214
Mead Johnson Nutrition Co., 4.125%, 11/15/2025	369,000	405,756
Molson Coors Brewing Co., 2.1%, 7/15/2021	387,000	392,140
Molson Coors Brewing Co., 4.2%, 7/15/2046	329,000	346,672
Pernod Ricard S.A., 4.45%, 1/15/2022 (n)	500,000	552,716
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	860,000	933,978
SYSCO Corp., 2.5%, 7/15/2021	315,000	323,322
Tyson Foods, Inc., 2.65%, 8/15/2019	171,000	175,696
Tyson Foods, Inc., 4.5%, 6/15/2022	400,000	444,318
Tyson Foods, Inc., 5.15%, 8/15/2044	107,000	129,158
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	600,000	622,745
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	700,000	747,210

		$11,852,722
Food & Drug Stores - 0.3%
CVS Health Corp., 2.75%, 12/01/2022	$300,000	$313,172
Walgreens Boots Alliance, Inc., 3.45%, 6/01/2026	1,500,000	1,570,922

		$1,884,094
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$325,000	$368,563
International Paper Co., 6%, 11/15/2041	300,000	361,220
Packaging Corp. of America, 3.9%, 6/15/2022	43,000	45,819

		$775,602
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$500,000	$505,111
Wyndham Worldwide Corp., 4.25%, 3/01/2022	500,000	528,695
Wyndham Worldwide Corp., 5.1%, 10/01/2025	701,000	769,144

		$1,802,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - 0.4%
American International Group, Inc., 4.875%, 6/01/2022	$325,000	$364,454
American International Group, Inc., 4.7%, 7/10/2035	1,081,000	1,175,265
American International Group, Inc., 4.5%, 7/16/2044	331,000	335,691
Unum Group, 4%, 3/15/2024	600,000	623,637

		$2,499,047
Insurance - Health - 0.6%
Aetna, Inc., 1.5%, 11/15/2017	$812,000	$815,479
Aetna, Inc., 2.8%, 6/15/2023	647,000	665,924
Aetna, Inc., 4.25%, 6/15/2036	486,000	503,141
Anthem, Inc., 1.875%, 1/15/2018	500,000	502,636
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,115,000	1,325,474

		$3,812,654
Insurance - Property & Casualty - 0.5%
Aon PLC, 4.6%, 6/14/2044	$600,000	$644,514
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	588,000	613,612
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	247,000	254,995
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	574,000	605,133
CNA Financial Corp., 5.875%, 8/15/2020	400,000	453,063
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	281,000	296,481
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	700,000	725,008

		$3,592,806
Major Banks - 1.8%
Bank of America Corp., 1.75%, 6/05/2018	$1,200,000	$1,208,620
Bank of America Corp., 3.875%, 8/01/2025	979,000	1,049,781
JPMorgan Chase & Co., 4.25%, 10/15/2020	800,000	870,287
JPMorgan Chase & Co., 3.25%, 9/23/2022	1,650,000	1,741,456
JPMorgan Chase & Co., 3.125%, 1/23/2025	449,000	461,339
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049	500,000	563,075
Morgan Stanley, 2.2%, 12/07/2018	632,000	639,051
Morgan Stanley, 3.125%, 7/27/2026	686,000	690,886
Morgan Stanley, 3.95%, 4/23/2027	480,000	495,833
PNC Bank N.A., 2.6%, 7/21/2020	2,081,000	2,160,530
Regions Financial Corp., 2%, 5/15/2018	325,000	325,965
Wells Fargo & Co., 4.1%, 6/03/2026	1,200,000	1,297,585
Wells Fargo & Co., 5.875% to 6/15/2025, FRN to 12/31/2049	224,000	246,680

		$11,751,088
Medical & Health Technology & Services - 0.6%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$1,187,000	$1,230,953
Becton, Dickinson and Co., 3.734%, 12/15/2024	156,000	169,717
Becton, Dickinson and Co., 4.685%, 12/15/2044	496,000	579,258
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	600,000	615,321
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	207,000	218,295
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	359,000	393,931
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	400,000	412,792
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	585,000	603,578

		$4,223,845
Medical Equipment - 0.4%
Medtronic, Inc., 4.375%, 3/15/2035	$1,311,000	$1,509,797
Zimmer Holdings, Inc., 4.45%, 8/15/2045	1,070,000	1,143,756

		$2,653,553

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - 0.4%
Barrick Gold Corp., 3.85%, 4/01/2022	$178,000	$189,102
Barrick Gold Corp., 4.1%, 5/01/2023	231,000	247,842
Barrick North America Finance LLC, 4.4%, 5/30/2021	231,000	252,853
Barrick North America Finance LLC, 5.7%, 5/30/2041	161,000	176,264
Barrick North America Finance LLC, 5.75%, 5/01/2043	583,000	676,806
Southern Copper Corp., 5.25%, 11/08/2042	1,291,000	1,195,657

		$2,738,524
Midstream - 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$502,633
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	713,000	737,835
Energy Transfer Partners LP, 6.5%, 2/01/2042	325,000	343,739
Energy Transfer Partners LP, 5.15%, 2/01/2043	400,000	372,916
Enterprise Products Operating LLC, 3.9%, 2/15/2024	150,000	159,528
Enterprise Products Operating LLC, 4.45%, 2/15/2043	300,000	300,787
Enterprise Products Operating LLC, 4.85%, 3/15/2044	114,000	119,633
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	800,000	816,884
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	888,000	852,370
ONEOK Partners LP, 2%, 10/01/2017	500,000	500,400
Spectra Energy Partners LP, 4.75%, 3/15/2024	300,000	335,363
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	553,000	556,141

		$5,598,229
Natural Gas - Distribution - 0.1%
NiSource Finance Corp., 3.85%, 2/15/2023	$300,000	$324,443
NiSource Finance Corp., 4.8%, 2/15/2044	300,000	352,289

		$676,732
Network & Telecom - 0.8%
AT&T, Inc., 2.45%, 6/30/2020	$1,426,000	$1,460,237
AT&T, Inc., 5.65%, 2/15/2047	611,000	728,179
Verizon Communications, Inc., 2.625%, 2/21/2020	858,000	890,259
Verizon Communications, Inc., 5.15%, 9/15/2023	325,000	380,999
Verizon Communications, Inc., 5.05%, 3/15/2034	1,387,000	1,563,784
Verizon Communications, Inc., 6.55%, 9/15/2043	400,000	544,225

		$5,567,683
Oils - 0.3%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$663,000	$688,630
Marathon Petroleum Corp., 4.75%, 9/15/2044	373,000	326,002
Valero Energy Corp., 4.9%, 3/15/2045	879,000	829,883

		$1,844,515
Other Banks & Diversified Financials - 0.6%
Capital One Financial Corp., 3.75%, 4/24/2024	$213,000	$225,471
Citizens Bank N.A., 2.55%, 5/13/2021	407,000	415,385
Citizens Financial Group, Inc., 4.3%, 12/03/2025	667,000	707,992
Discover Bank, 7%, 4/15/2020	500,000	568,844
Discover Bank, 3.1%, 6/04/2020	860,000	886,743
Discover Bank, 4.25%, 3/13/2026	162,000	173,063
Discover Bank, 3.45%, 7/27/2026	645,000	649,798
Macquarie Group Ltd., 3%, 12/03/2018 (n)	86,000	88,238
U.S. Bancorp, 3%, 3/15/2022	300,000	318,397

		$4,033,931
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$373,000	$377,471

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - 1.1%
Actavis Funding SCS, 2.45%, 6/15/2019	$588,000	$601,352
Actavis Funding SCS, 3.8%, 3/15/2025	311,000	330,495
Actavis Funding SCS, 4.55%, 3/15/2035	750,000	807,440
Actavis, Inc., 4.625%, 10/01/2042	300,000	330,774
Biogen, Inc., 3.625%, 9/15/2022	1,348,000	1,447,059
Gilead Sciences, Inc., 2.35%, 2/01/2020	654,000	673,154
Gilead Sciences, Inc., 3.7%, 4/01/2024	593,000	643,924
Gilead Sciences, Inc., 3.65%, 3/01/2026	1,000,000	1,090,959
Mylan, Inc., 2.55%, 3/28/2019	400,000	407,624
Teva Pharmaceutical Industries Ltd., 2.8%, 7/21/2023	377,000	383,539
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026	323,000	330,081
Teva Pharmaceutical Industries Ltd., 4.1%, 10/01/2046	246,000	253,304

		$7,299,705
Pollution Control - 0.1%
Republic Services, Inc., 5.25%, 11/15/2021	$300,000	$348,059

Railroad & Shipping - 0.1%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$500,000	$574,381

Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 4.625%, 12/15/2021	$448,000	$506,888

Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 3.875%, 8/15/2024	$164,000	$166,894
HCP, Inc., REIT, 3.4%, 2/01/2025	600,000	589,162

		$756,056
Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$1,150,000	$1,202,581
Vornado Realty LP, REIT, 2.5%, 6/30/2019	460,000	467,499

		$1,670,080
Real Estate - Other - 0.0%
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/2025	$186,000	$191,318

Real Estate - Retail - 0.3%
DDR Corp., REIT, 3.625%, 2/01/2025	$874,000	$886,152
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	388,000	390,049
Simon Property Group, Inc., REIT, 4.375%, 3/01/2021	400,000	444,281

		$1,720,482
Retailers - 0.6%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$279,000	$253,197
Best Buy Co., Inc., 5.5%, 3/15/2021	1,516,000	1,656,230
Dollar General Corp., 4.15%, 11/01/2025	1,117,000	1,237,716
Home Depot, Inc., 2%, 6/15/2019	400,000	411,234
Home Depot, Inc., 4.875%, 2/15/2044	300,000	377,294

		$3,935,671
Specialty Chemicals - 0.2%
Ecolab, Inc., 2.25%, 1/12/2020	$700,000	$717,177
Ecolab, Inc., 4.35%, 12/08/2021	400,000	451,786

		$1,168,963

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - 0.5%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$338,186
American Tower Corp., REIT, 5%, 2/15/2024	400,000	461,726
American Tower Corp., REIT, 4%, 6/01/2025	464,000	504,469
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	684,262
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	388,659
SBA Tower Trust, 2.898%, 10/15/2044 (n)	618,000	625,713

		$3,003,015
Tobacco - 0.6%
Altria Group, Inc., 2.95%, 5/02/2023	$259,000	$272,682
Altria Group, Inc., 4%, 1/31/2024	1,135,000	1,282,880
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	1,051,000	1,156,184
Philip Morris International, Inc., 4.875%, 11/15/2043	230,000	284,145
Reynolds American, Inc., 8.125%, 6/23/2019	266,000	314,910
Reynolds American, Inc., 3.25%, 6/12/2020	357,000	377,453
Reynolds American, Inc., 4.45%, 6/12/2025	196,000	221,289
Reynolds American, Inc., 5.7%, 8/15/2035	257,000	323,748

		$4,233,291
Transportation - Services - 0.2%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$191,000	$206,376
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	578,000	804,369
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	80,000	87,356

		$1,098,101
Utilities - Electric Power - 1.2%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$312,000	$312,974
Berkshire Hathaway Energy, 4.5%, 2/01/2045	506,000	581,825
CMS Energy Corp., 3.875%, 3/01/2024	700,000	769,609
EDP Finance B.V., 4.9%, 10/01/2019 (n)	750,000	803,370
Emera U.S. Finance LP, 2.7%, 6/15/2021 (n)	334,000	341,874
Emera U.S. Finance LP, 3.55%, 6/15/2026 (n)	382,000	401,004
PG&E Corp., 2.4%, 3/01/2019	403,000	411,785
PPL Capital Funding, Inc., 4.2%, 6/15/2022	300,000	326,735
PPL Capital Funding, Inc., 3.1%, 5/15/2026	893,000	911,223
PPL Capital Funding, Inc., 5%, 3/15/2044	285,000	333,317
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	200,000	222,774
PSEG Power LLC, 3%, 6/15/2021	1,300,000	1,342,335
Southern Co., 2.95%, 7/01/2023	313,000	324,906
Southern Co., 4.4%, 7/01/2046	583,000	645,872

		$7,729,603
Total Bonds		$130,506,305

Preferred Stocks - 0.3%
Consumer Products - 0.2%
Henkel AG & Co. KGaA	11,683	$1,455,062

Specialty Chemicals - 0.1%
Fuchs Petrolub SE	5,149	$217,282
Total Preferred Stocks		$1,672,344

Convertible Preferred Stocks - 0.0%
Telephone Services - 0.0%
Frontier Communications Corp. 11.125%	1,876	$185,499

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Put Options Purchased - 0.6%
Internet - 0.6%
S&P 500 Index - December 2017 @ $1,800	537	$4,084,959
Issuer	Shares/Par
Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	22,420,949	$22,420,949
Total Investments		$614,675,836

Securities Sold Short - 0.0%
Telecommunications - Wireless - 0.0%
Crown Castle International Corp., REIT	(212)	$(20,570)

Other Assets, Less Liabilities - 7.6%		50,516,325
Net Assets - 100.0%		$665,171,591

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,628,665, representing 2.0% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Nexeo Solutions, Inc., 0%,	5/06/16	$43,720	$43,473
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar

Portfolio of Investments (unaudited) – continued

RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

Derivative Contracts at 7/31/16

Forward Foreign Currency Exchange Contracts at 7/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Goldman Sachs International	17,885,000	9/20/16	$13,326,471	$13,569,370	$242,899
SELL	CAD	Morgan Stanley Capital Services, Inc.	52,580,000	9/20/16	41,190,111	40,282,000	908,111
SELL	CHF	Morgan Stanley Capital Services, Inc.	14,090,000	9/20/16	14,668,985	14,578,827	90,158
SELL	CNY	Goldman Sachs International	3,510,000	9/20/16	529,771	526,580	3,191
BUY	EUR	Barclays Bank PLC	24,400,000	9/20/16	26,951,362	27,336,365	385,003
BUY	EUR	JPMorgan Chase Bank N.A.	42,515,000	9/20/16	47,381,224	47,631,375	250,151
SELL	EUR	Morgan Stanley Capital Services, Inc.	76,575,000	9/20/16	86,552,723	85,790,252	762,471
SELL	GBP	Morgan Stanley Capital Services, Inc.	19,400,000	9/20/16	27,434,510	25,696,990	1,737,520
BUY	INR	Goldman Sachs International	4,023,920,000	9/20/16	59,175,294	59,561,219	385,925
BUY	KRW	Barclays Bank PLC	34,319,000,000	9/20/16	29,730,409	30,630,154	899,745
BUY	MXN	Morgan Stanley Capital Services, Inc.	269,410,000	9/20/16	14,256,760	14,292,576	35,816
BUY	RUB	Goldman Sachs International	246,091,150	9/20/16	3,677,118	3,681,454	4,336
SELL	SEK	Morgan Stanley Capital Services, Inc.	44,320,000	9/20/16	5,371,275	5,192,435	178,840
BUY	TWD	JPMorgan Chase Bank N.A.	983,400,000	9/20/16	30,663,120	30,833,726	170,606

							$6,054,772

Liability Derivatives
BUY	AUD	Barclays Bank PLC	17,645,000	9/20/16	$13,432,786	$13,387,282	$(45,504)
SELL	AUD	Morgan Stanley Capital Services, Inc.	13,365,000	9/20/16	9,863,637	10,140,041	(276,404)
SELL	CAD	Barclays Bank PLC	21,855,000	9/20/16	16,651,416	16,743,307	(91,891)
SELL	CHF	Goldman Sachs International	26,530,000	9/20/16	26,970,153	27,450,410	(480,257)
SELL	CHF	JPMorgan Chase Bank N.A.	26,365,900	9/20/16	26,900,000	27,280,617	(380,617)
BUY	COP	Goldman Sachs International	11,227,063,500	9/20/16	3,677,387	3,618,673	(58,714)
BUY	COP	JPMorgan Chase Bank N.A.	4,903,882,067	9/20/16	1,654,481	1,580,605	(73,876)
SELL	HKD	Morgan Stanley Capital Services, Inc.	19,825,000	9/20/16	2,556,250	2,556,885	(635)
SELL	INR	Goldman Sachs International	4,023,920,000	9/20/16	58,607,832	59,561,219	(953,387)
SELL	JPY	Morgan Stanley Capital Services, Inc.	3,636,800,000	9/20/16	34,473,672	35,710,314	(1,236,642)
SELL	KRW	Goldman Sachs International	34,319,000,000	9/20/16	29,205,174	30,630,154	(1,424,980)
BUY	MXN	Goldman Sachs International	124,450,000	9/20/16	6,647,036	6,602,246	(44,790)
SELL	NZD	JPMorgan Chase Bank N.A.	19,195,000	9/20/16	13,371,755	13,831,055	(459,300)
SELL	NZD	Morgan Stanley Capital Services, Inc.	42,275,000	9/20/16	29,765,828	30,461,467	(695,639)
BUY	RUB	JPMorgan Chase Bank N.A.	107,281,067	9/20/16	1,635,507	1,604,894	(30,613)
SELL	SGD	Morgan Stanley Capital Services, Inc.	1,175,000	9/20/16	865,147	876,071	(10,924)
SELL	TWD	Goldman Sachs International	983,400,000	9/20/16	30,267,774	30,833,726	(565,952)

							$(6,830,125)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 7/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
E-mini MSCI Index (Long)	USD	1,234	$54,388,550	September - 2016	$965,162
Euro STOXX 50 Index (Long)	EUR	1,639	54,715,523	September - 2016	1,069,514
FTSE China Index (Short)	USD	1,494	14,138,864	August - 2016	77,958
Hang Seng China Enterprises Index (Long)	HKD	240	13,997,963	August - 2016	85,579
Hang Seng Index (Short)	HKD	58	8,147,114	August - 2016	22,763
MSCI Singapore Index (Short)	SGD	112	2,626,621	August - 2016	38,109
NASDAQ 100 Index (Long)	USD	91	8,602,685	September - 2016	471,613

					$2,730,698

Interest Rate Futures
Canadian Treasury Bond 10 yr (Long)	CAD	236	$26,838,188	September - 2016	$31,862

					$2,762,560

Liability Derivatives
Equity Futures
AEX 25 Index (Short)	EUR	97	$9,684,228	August - 2016	$(245,314)
ASX SPI 200 Index (Short)	AUD	167	17,555,006	September - 2016	(1,117,110)
CAC 40 Index (Short)	EUR	429	21,292,819	August - 2016	(931,272)
DAX Index (Short)	EUR	53	15,296,420	September - 2016	(943,715)
FTSE 100 Index (Short)	GBP	340	30,042,447	September - 2016	(2,970,362)
Nikkei 225 Index (Short)	JPY	361	57,769,356	September - 2016	(119,034)
OMX Index (Short)	SEK	644	10,427,276	August - 2016	(359,600)
Russell 2000 Index (Short)	USD	361	43,933,700	September - 2016	(1,536,921)
S&P 500 Index (Short)	USD	454	246,090,700	September - 2016	(6,500,315)
S&P MidCap 400 Index (Short)	USD	224	34,874,560	September - 2016	(921,144)
S&P/TSX 60 Index (Short)	CAD	333	43,133,275	September - 2016	(521,542)
Topix Index (Long)	JPY	190	24,341,306	September - 2016	(70,310)

					$(16,236,639)

Swap Agreements at 7/31/16

Cleared Swap Agreements at 7/31/16

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/20	USD	222,900,000	Morgan Stanley (a)	1.00% (fixed rate)	(1)	$2,192,471
6/20/21	EUR	66,240,000	Citibank N.A. (b)	5.00% (fixed rate)	(2)	6,346,871
6/20/21	EUR	20,420,000	JPMorgan Chase Bank N.A. (c)	5.00% (fixed rate)	(2)	1,956,568

						$10,495,910

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index, a BBB+ rated credit default index. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit iTraxx Europe Crossover Index, a B rated credit default index. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums paid by the fund amounted to $2,083,802.

(b)	Net unamortized premiums paid by the fund amounted to $4,631,244.

(c)	Net unamortized premiums paid by the fund amounted to $1,427,687.

Portfolio of Investments (unaudited) – continued

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At July 31, 2016, the fund had cash collateral of $31,898,704 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency

Supplemental Information (unaudited) – continued

exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities: For further information regarding security characteristics, see the Portfolio of Investments.

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$319,823,419	$—	$43,473	$319,866,892
United Kingdom	28,812,248	—	—	28,812,248
Japan	913,977	22,957,446	—	23,871,423
Switzerland	19,496,868	—	—	19,496,868
France	17,642,793	—	—	17,642,793
Germany	11,571,799	—	—	11,571,799
Canada	4,997,593	—	—	4,997,593
Taiwan	4,523,589	—	—	4,523,589
Australia	—	4,065,421	—	4,065,421
Other Countries	22,162,116	4,737,840	—	26,899,956
Non-U.S. Sovereign Debt	—	247,008	—	247,008
U.S. Corporate Bonds	—	119,671,946	—	119,671,946
Foreign Bonds	—	10,587,351	—	10,587,351
Mutual Funds	22,420,949	—	—	22,420,949
Total Investments	$452,365,351	$162,267,012	$43,473	$614,675,836
Short Sales	$(20,570)	$—	$—	$(20,570)

Other Financial Instruments
Futures Contracts - Assets	$1,468,637	$1,293,923	$—	$2,762,560
Futures Contracts - Liabilities	(14,930,185)	(1,306,454)	—	(16,236,639)
Swap Agreements	—	10,495,910	—	10,495,910
Forward Foreign Currency Exchange Contracts	—	(775,353)	—	(775,353)

Of the level 2 investments presented above, equity investments amounting to $3,683,573 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,580,673 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/15	$0
Purchases	43,720
Change in unrealized appreciation (depreciation)	(247)
Balance as of 5/31/16	$43,473

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at July 31, 2016 is $(247). At July 31, 2016, the fund held one level 3 security.

Credit Default Swaps – The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$594,778,577
Gross unrealized appreciation	48,555,254
Gross unrealized depreciation	(28,657,995)
Net unrealized appreciation (depreciation)	$19,897,259

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,806,274	667,233,431	(676,618,756)	22,420,949

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$87,209	$22,420,949

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2016

*	Print name and title of each signing officer under his or her signature.